Schedule of Investments (unaudited)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2022-Z1, Class A, 4.55%, 06/15/27	$832	$ 830,021
Series 2023-B, Class 1D, 8.78%, 09/15/28	1,430	1,466,847
Series 2023-B, Class B, 7.44%, 09/15/28	3,460	3,544,466
Series 2023-B, Class C, 7.81%, 09/15/28	6,350	6,511,740
Series 2023-B, Class D, 8.78%, 09/15/28	2,290	2,349,006
Series 2023-X1, Class B, 7.77%, 11/15/28	3,100	3,143,451
Series 2024-A, Class 1B, 5.93%, 02/15/29	4,540	4,629,477
Series 2024-A, Class 1C, 6.16%, 02/15/29	5,230	5,340,948
Series 2024-A, Class 1D, 6.89%, 02/15/29	4,170	4,225,748
Series 2024-A, Class B, 5.93%, 02/15/29	3,640	3,711,739
Series 2024-B, Class D, 5.50%, 09/15/29	5,500	5,503,249
Series 2024-X1, Class B, 6.34%, 05/15/29	3,250	3,288,718
Series 2024-X1, Class C, 6.57%, 05/15/29	3,333	3,378,185
Series 2024-X1, Class D, 7.29%, 05/15/29	6,900	7,024,991
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	676	673,867
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	406	387,805
Exeter Automobile Receivables Trust, Series 2022- 2A, Class C, 3.85%, 07/17/28	880	876,343
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-2, Class B, 0.89%, 12/26/28	379	377,498
Series 2021-3, Class B, 0.76%, 02/26/29	2,702	2,664,810
Netcredit Combined Receivables LLC, Series 2023-A, Class A, 7.78%, 12/20/27(a)	11,456	11,514,814
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	12,377	12,466,117
Series 2024-A, Class B, 8.31%, 10/21/30	6,000	6,124,183
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	483,600
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 05/15/32(a)	3,388	3,386,249
Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	385	383,825
Upstart Securitization Trust(a)
Series 2021-5, Class B, 2.49%, 11/20/31	1,682	1,670,755
Series 2022-4, Class A, 5.98%, 08/20/32	3,522	3,524,005
Total Asset-Backed Securities — 1.4% (Cost: $98,323,350)		99,482,457

	Shares
Common Stocks
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.(b)	1,808	722,477
BWX Technologies, Inc.	4,585	498,390
Curtiss-Wright Corp.	1,588	521,960
General Dynamics Corp.	4,076	1,231,767
General Electric Co.	14,033	2,646,343
HEICO Corp.	2,721	711,487
Howmet Aerospace, Inc.	8,129	814,932
Huntington Ingalls Industries, Inc.	1,708	451,561
Lockheed Martin Corp.	16,641	9,727,663
Northrop Grumman Corp.	7,663	4,046,600
Security	Shares	Value
Aerospace & Defense (continued)
TransDigm Group, Inc.	863	$ 1,231,613
Woodward, Inc.	2,863	491,033
		23,095,826
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	4,369	574,087
United Parcel Service, Inc., Class B	60,363	8,229,891
		8,803,978
Automobile Components — 0.0%
Gentex Corp.	14,171	420,737
Automobiles — 0.1%
Tesla, Inc.(b)	36,212	9,474,146
Beverages — 0.4%
Brown-Forman Corp., Class B	12,597	619,772
Coca-Cola Co.	48,880	3,512,517
Constellation Brands, Inc., Class A	3,293	848,573
Keurig Dr. Pepper, Inc.	226,250	8,479,850
Monster Beverage Corp.(b)	17,171	895,811
PepsiCo, Inc.	59,095	10,049,105
		24,405,628
Biotechnology — 0.4%
AbbVie, Inc.	58,772	11,606,295
BioMarin Pharmaceutical, Inc.(b)	5,805	408,033
Exelixis, Inc.(b)	16,692	433,157
Gilead Sciences, Inc.	96,605	8,099,363
Incyte Corp.(b)	7,278	481,076
Neurocrine Biosciences, Inc.(b)	3,846	443,136
Regeneron Pharmaceuticals, Inc.(b)	1,453	1,527,452
United Therapeutics Corp.(b)	1,490	533,942
Vertex Pharmaceuticals, Inc.(b)	3,515	1,634,756
		25,167,210
Broadline Retail — 0.1%
Amazon.com, Inc.(b)	54,003	10,062,379
Building Products — 0.1%
AAON, Inc.	4,956	534,455
Allegion PLC	3,533	514,900
Armstrong World Industries, Inc.	3,368	442,656
Carlisle Cos., Inc.	1,411	634,597
Lennox International, Inc.	1,041	629,066
Masco Corp.	6,861	575,912
Simpson Manufacturing Co., Inc.	2,518	481,618
Trane Technologies PLC	3,510	1,364,442
Trex Co., Inc.(b)	6,963	463,597
		5,641,243
Capital Markets — 0.2%
CME Group, Inc., Class A	36,194	7,986,206
FactSet Research Systems, Inc.	1,236	568,375
Moody’s Corp.	2,646	1,255,765
MSCI, Inc., Class A	1,430	833,590
S&P Global, Inc.	4,025	2,079,395
		12,723,331
Chemicals — 0.3%
Air Products and Chemicals, Inc.	7,419	2,208,933
Dow, Inc.	33,063	1,806,232
DuPont de Nemours, Inc.	8,828	786,663
Ecolab, Inc.	4,457	1,138,006
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Linde PLC	5,740	$ 2,737,176
LyondellBasell Industries NV, Class A	80,404	7,710,744
PPG Industries, Inc.	5,229	692,633
RPM International, Inc.	4,454	538,934
Sherwin-Williams Co.	3,682	1,405,309
		19,024,630
Commercial Services & Supplies — 0.1%
Cintas Corp.	5,972	1,229,515
Clean Harbors, Inc.(b)	2,108	509,525
Copart, Inc.(b)	16,543	866,853
GFL Environmental, Inc.	12,660	504,881
Republic Services, Inc.	5,028	1,009,824
Rollins, Inc.	11,973	605,594
Veralto Corp.	5,828	651,920
Waste Connections, Inc.	4,593	821,320
Waste Management, Inc.	5,927	1,230,445
		7,429,877
Communications Equipment — 0.2%
Arista Networks, Inc.(b)	4,649	1,784,379
Cisco Systems, Inc.	202,560	10,780,243
Motorola Solutions, Inc.	2,546	1,144,758
		13,709,380
Construction & Engineering — 0.0%
EMCOR Group, Inc.	1,544	664,738
Quanta Services, Inc.	3,032	903,991
		1,568,729
Construction Materials — 0.0%
Eagle Materials, Inc.	1,823	524,386
Martin Marietta Materials, Inc.	1,352	727,714
Vulcan Materials Co.	2,917	730,504
		1,982,604
Consumer Staples Distribution & Retail — 0.3%
Casey’s General Stores, Inc.	1,401	526,370
Costco Wholesale Corp.	5,040	4,468,061
Kroger Co.	73,261	4,197,855
Sprouts Farmers Market, Inc.(b)	4,698	518,706
Sysco Corp.	9,596	749,064
U.S. Foods Holding Corp.(b)	8,566	526,809
Walmart, Inc.	87,759	7,086,539
		18,073,404
Containers & Packaging — 0.1%
Amcor PLC	243,364	2,757,314
AptarGroup, Inc.	3,078	493,065
Avery Dennison Corp.	2,482	547,926
International Paper Co.	33,225	1,623,041
Packaging Corp. of America	16,619	3,579,733
		9,001,079
Diversified Telecommunication Services — 0.0%
BCE, Inc.	19,355	673,554
Verizon Communications, Inc.	50,794	2,281,159
		2,954,713
Electric Utilities — 0.8%
Alliant Energy Corp.	41,238	2,502,734
American Electric Power Co., Inc.	8,913	914,474
Constellation Energy Corp.	5,626	1,462,872
Duke Energy Corp.	77,383	8,922,260
Evergy, Inc.	46,800	2,902,068
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	504	$ 20,437
FirstEnergy Corp.	13,948	618,594
IDACORP, Inc.	6,785	699,466
NextEra Energy, Inc.	25,921	2,191,102
OGE Energy Corp.	166,412	6,826,220
PG&E Corp.	39,597	782,833
Pinnacle West Capital Corp.	83,903	7,432,967
Portland General Electric Co.	3,772	180,679
PPL Corp.	18,647	616,843
Southern Co.	101,535	9,156,426
Xcel Energy, Inc.	126,407	8,254,377
		53,484,352
Electrical Equipment — 0.1%
Acuity Brands, Inc.	1,802	496,253
AMETEK, Inc.	4,604	790,553
Eaton Corp. PLC	5,644	1,870,647
Hubbell, Inc.	1,537	658,374
nVent Electric PLC	7,579	532,500
		4,348,327
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	19,336	1,259,934
Cognex Corp.	11,236	455,058
Corning, Inc.	115,990	5,236,948
Keysight Technologies, Inc.(b)	4,281	680,379
TE Connectivity PLC(b)	5,686	858,529
Teledyne Technologies, Inc.(b)	1,357	593,905
		9,084,753
Entertainment — 0.1%
Electronic Arts, Inc.	5,287	758,367
Netflix, Inc.(b)	5,147	3,650,613
		4,408,980
Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(b)	19,558	9,001,765
Jack Henry & Associates, Inc.	2,783	491,311
Mastercard, Inc., Class A	10,259	5,065,894
Visa, Inc., Class A	23,248	6,392,038
		20,951,008
Food Products — 0.6%
Campbell Soup Co.	159,843	7,819,519
Conagra Brands, Inc.	123,890	4,028,903
Flowers Foods, Inc.	58,525	1,350,172
General Mills, Inc.	116,655	8,614,972
Hershey Co.	7,190	1,378,898
Hormel Foods Corp.	27,025	856,692
Ingredion, Inc.	23,132	3,179,031
Kraft Heinz Co.	231,379	8,123,717
McCormick & Co., Inc.	7,167	589,844
Mondelez International, Inc., Class A	59,900	4,412,833
Post Holdings, Inc.(b)	3,633	420,520
		40,775,101
Gas Utilities — 0.1%
Atmos Energy Corp.	52,334	7,259,249
Ground Transportation — 0.1%
Canadian National Railway Co.	9,542	1,117,845
Canadian Pacific Kansas City Ltd.	13,850	1,184,729
CSX Corp.	30,305	1,046,432
JB Hunt Transport Services, Inc.	3,111	536,118
Landstar System, Inc.	2,316	437,423

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Norfolk Southern Corp.	3,782	$ 939,827
Old Dominion Freight Line, Inc.	4,006	795,752
Union Pacific Corp.	14,798	3,647,411
		9,705,537
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	87,884	10,019,655
Alcon, Inc.	8,966	897,228
Becton Dickinson & Co.	4,450	1,072,895
Boston Scientific Corp.(b)	19,840	1,662,592
Cooper Cos., Inc.(b)	5,378	593,409
Edwards Lifesciences Corp.(b)	11,407	752,748
Hologic, Inc.(b)	6,740	549,040
IDEXX Laboratories, Inc.(b)	1,601	808,857
Intuitive Surgical, Inc.(b)	4,486	2,203,837
Medtronic PLC	86,514	7,788,855
Penumbra, Inc.(b)	2,124	412,715
ResMed, Inc.	2,975	726,257
STERIS PLC	2,495	605,137
Stryker Corp.	4,926	1,779,567
Zimmer Biomet Holdings, Inc.	5,161	557,130
		30,429,922
Health Care Providers & Services — 0.3%
Cardinal Health, Inc.	48,430	5,352,484
Chemed Corp.	769	462,146
CVS Health Corp.	84,097	5,288,019
Encompass Health Corp.	4,908	474,309
Ensign Group, Inc.	3,019	434,192
HCA Healthcare, Inc.	3,559	1,446,484
Henry Schein, Inc.(b)	6,361	463,717
Labcorp Holdings, Inc.	2,420	540,822
Quest Diagnostics, Inc.	52,104	8,089,146
		22,551,319
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	3,295	691,522
Hotels, Restaurants & Leisure — 0.4%
Booking Holdings, Inc.	446	1,878,606
Chipotle Mexican Grill, Inc.(b)	21,475	1,237,389
Darden Restaurants, Inc.	44,122	7,241,744
Hilton Worldwide Holdings, Inc.	4,251	979,856
McDonald’s Corp.	8,682	2,643,756
Restaurant Brands International, Inc.	10,008	721,777
Starbucks Corp.	16,360	1,594,936
Texas Roadhouse, Inc.	2,822	498,365
Vail Resorts, Inc.	2,298	400,518
Wendy’s Co.	380,280	6,662,506
Yum! Brands, Inc.	5,552	775,670
		24,635,123
Household Durables — 0.1%
D.R. Horton, Inc.	5,389	1,028,059
Garmin Ltd.	4,029	709,225
NVR, Inc.(b)	72	706,450
PulteGroup, Inc.	4,983	715,210
TopBuild Corp.(b)	1,288	523,971
		3,682,915
Household Products — 0.3%
Church & Dwight Co., Inc.	5,858	613,450
Security	Shares	Value
Household Products (continued)
Clorox Co.	3,471	$ 565,461
Colgate-Palmolive Co.	11,624	1,206,687
Kimberly-Clark Corp.	58,080	8,263,622
Procter & Gamble Co.	69,973	12,119,324
		22,768,544
Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Corp.(b)	3,201	570,546
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	8,490	1,754,968
Insurance — 0.3%
Aflac, Inc.	43,353	4,846,865
Axis Capital Holdings Ltd.	10,186	810,908
Cincinnati Financial Corp.	10,509	1,430,485
Old Republic International Corp.	214,184	7,586,397
Unum Group	75,057	4,461,388
		19,136,043
Interactive Media & Services — 0.3%
Alphabet, Inc., Class A	58,902	9,768,897
Meta Platforms, Inc., Class A	18,041	10,327,390
Reddit, Inc., Class A(b)	8,113	534,809
		20,631,096
IT Services — 0.3%
Amdocs Ltd.	94,140	8,235,367
Cognizant Technology Solutions Corp., Class A	9,838	759,297
Gartner, Inc.(b)	1,560	790,546
International Business Machines Corp.	38,237	8,453,436
Shopify, Inc., Class A(b)	18,874	1,512,562
VeriSign, Inc.(b)	2,943	559,052
		20,310,260
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	5,592	830,300
Bio-Techne Corp.	6,577	525,700
Danaher Corp.	8,945	2,486,889
Mettler-Toledo International, Inc.(b)	481	721,356
Thermo Fisher Scientific, Inc.	4,571	2,827,483
West Pharmaceutical Services, Inc.	1,925	577,808
		7,969,536
Machinery — 0.2%
Allison Transmission Holdings, Inc.	5,002	480,542
Cummins, Inc.	2,637	853,834
Donaldson Co., Inc.	6,362	468,879
Dover Corp.	3,486	668,406
Fortive Corp.	8,620	680,377
Graco, Inc.	6,184	541,162
IDEX Corp.	2,554	547,833
Illinois Tool Works, Inc.	4,547	1,191,632
Ingersoll Rand, Inc.	8,350	819,636
ITT, Inc.	3,595	537,488
Lincoln Electric Holdings, Inc.	2,506	481,202
Mueller Industries, Inc.	6,523	483,354
Nordson Corp.	2,030	533,139
Otis Worldwide Corp.	7,888	819,879
Parker-Hannifin Corp.	2,019	1,275,645
Pentair PLC	5,955	582,339
Snap-on, Inc.	1,833	531,038
SPX Technologies, Inc.(b)	2,983	475,669
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Toro Co.	4,983	$ 432,176
Westinghouse Air Brake Technologies Corp.	4,054	736,896
Xylem, Inc./New York	5,398	728,892
		13,870,018
Marine Transportation — 0.0%
Kirby Corp.(b)	3,727	456,297
Media — 0.1%
Comcast Corp., Class A	97,814	4,085,691
Fox Corp., Class A	13,322	563,920
Interpublic Group of Cos., Inc.	27,547	871,312
New York Times Co., Class A	8,426	469,075
News Corp., Class A	19,812	527,593
Omnicom Group, Inc.	11,256	1,163,758
		7,681,349
Metals & Mining — 0.0%
Franco-Nevada Corp.	5,006	621,995
Reliance, Inc.	1,933	559,043
Royal Gold, Inc.	3,300	462,990
		1,644,028
Multi-Utilities — 0.5%
Ameren Corp.	42,366	3,705,330
CenterPoint Energy, Inc.	19,691	579,309
CMS Energy Corp.	106,796	7,543,002
Consolidated Edison, Inc.	81,487	8,485,241
Dominion Energy, Inc.	40,159	2,320,789
DTE Energy Co.	13,115	1,684,097
Public Service Enterprise Group, Inc.	9,591	855,613
Sempra	10,808	903,873
WEC Energy Group, Inc.	82,199	7,905,900
		33,983,154
Oil, Gas & Consumable Fuels — 0.7%
Canadian Natural Resources Ltd.	32,193	1,069,130
Cheniere Energy, Inc.	4,316	776,189
Chevron Corp.	63,740	9,386,990
DT Midstream, Inc.(b)	75,786	5,961,327
Enbridge, Inc.	31,566	1,281,895
EOG Resources, Inc.	8,850	1,087,930
Exxon Mobil Corp.	112,570	13,195,455
Kinder Morgan, Inc.	192,011	4,241,523
ONEOK, Inc.	25,536	2,327,096
Pembina Pipeline Corp.	15,091	622,353
TC Energy Corp.	18,543	881,720
Williams Cos., Inc.	180,725	8,250,096
		49,081,704
Personal Care Products — 0.0%
BellRing Brands, Inc.(b)	7,797	473,434
Pharmaceuticals — 0.5%
Eli Lilly & Co.	9,797	8,679,554
Johnson & Johnson	72,846	11,805,423
Merck & Co., Inc.	95,640	10,860,879
Zoetis, Inc., Class A	6,585	1,286,577
		32,632,433
Professional Services — 0.3%
Automatic Data Processing, Inc.	27,931	7,729,346
Booz Allen Hamilton Holding Corp., Class A	3,642	592,772
Broadridge Financial Solutions, Inc.	2,891	621,652
CACI International, Inc., Class A(b)	990	499,514
Genpact Ltd.	10,997	431,192
Security	Shares	Value
Professional Services (continued)
Leidos Holdings, Inc.	3,705	$ 603,915
Paychex, Inc.	54,000	7,246,260
Thomson Reuters Corp.	6,856	1,169,634
Verisk Analytics, Inc.	2,753	737,694
		19,631,979
Residential REITs — 0.1%
Camden Property Trust	3,124	385,908
Equity Residential	15,201	1,131,866
Mid-America Apartment Communities, Inc.	9,327	1,482,060
UDR, Inc.	5,723	259,481
		3,259,315
Retail REITs — 0.1%
Agree Realty Corp.	39,975	3,011,317
NNN REIT, Inc.	43,787	2,123,231
Regency Centers Corp.	17,448	1,260,269
		6,394,817
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.	7,194	1,655,843
Applied Materials, Inc.	11,246	2,272,254
Cirrus Logic, Inc.(b)	3,191	396,354
Lam Research Corp.	1,943	1,585,643
Lattice Semiconductor Corp.(b)	9,801	520,139
Monolithic Power Systems, Inc.	983	908,784
NVIDIA Corp.	86,268	10,476,386
Onto Innovation, Inc.(b)	2,526	524,297
Silicon Laboratories, Inc.(b)	3,698	427,378
Teradyne, Inc.	4,778	639,918
Texas Instruments, Inc.	11,851	2,448,061
Universal Display Corp.	2,498	524,330
		22,379,387
Software — 0.3%
Adobe, Inc.(b)	5,225	2,705,400
Appfolio, Inc., Class A(b)	1,922	452,439
Cadence Design Systems, Inc.(b)	4,376	1,186,027
Fair Isaac Corp.(b)	472	917,341
Guidewire Software, Inc.(b)	3,318	606,995
Intuit, Inc.	3,492	2,168,532
Manhattan Associates, Inc.(b)	2,039	573,734
Microsoft Corp.	22,634	9,739,410
Roper Technologies, Inc.	1,745	970,988
Synopsys, Inc.(b)	2,445	1,238,124
Tyler Technologies, Inc.(b)	1,057	616,992
Workday, Inc., Class A(b)	4,116	1,005,992
		22,181,974
Specialized REITs — 0.0%
Equinix, Inc.	1,426	1,265,761
VICI Properties, Inc.	9,281	309,150
		1,574,911
Specialty Retail — 0.2%
Best Buy Co., Inc.	461	47,621
Home Depot, Inc.	11,277	4,569,440
Lowe’s Cos., Inc.	7,369	1,995,894
Murphy USA, Inc.	930	458,369
O’Reilly Automotive, Inc.(b)	895	1,030,682
TJX Cos., Inc.	14,513	1,705,858
Tractor Supply Co.	2,369	689,213
Ulta Beauty, Inc.(b)	1,405	546,714
		11,043,791

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	41,059	$ 9,566,747
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.(b)	4,110	655,340
Lululemon Athletica, Inc.(b)	2,643	717,178
NIKE, Inc., Class B	20,086	1,775,602
		3,148,120
Tobacco — 0.2%
Altria Group, Inc.	24,096	1,229,860
Philip Morris International, Inc.	79,746	9,681,164
		10,911,024
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	2,212	493,564
Fastenal Co.	11,382	812,902
MSC Industrial Direct Co., Inc., Class A	4,999	430,214
Watsco, Inc.	1,232	605,996
WW Grainger, Inc.	897	931,813
		3,274,489
Water Utilities — 0.0%
American Water Works Co., Inc.	4,511	659,689
Essential Utilities, Inc.	11,993	462,570
		1,122,259
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	13,543	2,794,734
Total Common Stocks — 11.1% (Cost: $676,089,084)		775,793,959

	Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$6,955	6,603,142
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	430	376,213
		6,979,355
Aerospace & Defense — 0.9%
Boeing Co.
2.20%, 02/04/26	2,000	1,925,978
6.30%, 05/01/29(a)	2,480	2,609,176
5.15%, 05/01/30	270	270,649
6.39%, 05/01/31(a)	910	967,636
6.53%, 05/01/34(a)	1,255	1,346,948
General Dynamics Corp., 3.50%, 04/01/27	3,532	3,497,888
Lockheed Martin Corp.
1.85%, 06/15/30	70	61,984
3.90%, 06/15/32	6,455	6,324,083
5.25%, 01/15/33	14,230	15,153,190
4.75%, 02/15/34	28,270	28,996,369
RTX Corp.
3.15%, 12/15/24	1,153	1,147,189
5.75%, 01/15/29	785	831,416
6.00%, 03/15/31	1,530	1,664,039
6.10%, 03/15/34	350	386,392
		65,182,937
Automobile Components — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	1,456	1,490,065
Security	Par (000)	Value
Automobile Components (continued)
Lear Corp., 3.80%, 09/15/27	$1,964	$ 1,930,631
Phinia, Inc., 6.63%, 10/15/32(a)	1,592	1,605,144
Titan International, Inc., 7.00%, 04/30/28	3,599	3,581,634
		8,607,474
Automobiles — 1.0%
American Honda Finance Corp.
1.20%, 07/08/25	1,395	1,361,060
1.30%, 09/09/26	1,960	1,858,871
4.90%, 03/13/29	3,360	3,447,144
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	8,870	8,703,939
Carvana Co.(a)(c)
(12.00% PIK), 12.00%, 12/01/28	5,220	5,481,735
(13.00% PIK), 13.00%, 06/01/30	4,930	5,360,638
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	17,200	18,159,885
General Motors Co., 6.13%, 10/01/25	600	605,687
General Motors Financial Co., Inc., 2.35%, 02/26/27	14,390	13,698,573
Honda Motor Co. Ltd., 2.53%, 03/10/27	4,480	4,326,969
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28(a)	4,348	4,333,767
Toyota Motor Credit Corp., 1.13%, 06/18/26	6,397	6,098,870
		73,437,138
Banks — 12.5%
Banco Santander SA
2.75%, 05/28/25	800	787,706
5.59%, 08/08/28	29,200	30,396,928
6.94%, 11/07/33	7,000	8,105,694
6.35%, 03/14/34	400	428,335
(1-year CMT + 0.90%), 1.72%, 09/14/27(d)	2,800	2,652,470
Bank of America Corp.(d)
(1-day SOFR + 0.65%), 1.53%, 12/06/25	5,700	5,659,928
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	13,695,004
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,561,273
(1-day SOFR + 1.15%), 1.32%, 06/19/26	8,520	8,310,123
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	574,327
(1-day SOFR + 1.33%), 3.38%, 04/02/26	25,840	25,633,497
(1-day SOFR + 1.65%), 5.47%, 01/23/35	5,535	5,820,629
(1-day SOFR + 1.75%), 4.83%, 07/22/26	6,870	6,873,668
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	12,029,070
(1-day SOFR + 1.99%), 6.20%, 11/10/28	8,160	8,613,391
(1-day SOFR + 2.04%), 4.95%, 07/22/28	5,610	5,708,596
(3-mo. CME Term SOFR + 1.13%), 2.46%, 10/22/25	2,000	1,996,441
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	2,625	2,379,691
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	1,500	1,481,310
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29	1,605	1,600,771
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32	290	258,845
Bank of Montreal
1.85%, 05/01/25	970	954,594
3.70%, 06/07/25	13,441	13,361,241
1.25%, 09/15/26	2,260	2,139,597
5.72%, 09/25/28	3,110	3,277,954
Bank of Nova Scotia
3.45%, 04/11/25	315	312,858
1.05%, 03/02/26	3,798	3,635,379
1.35%, 06/24/26	14,962	14,292,593
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	5,373	5,350,884
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce (continued)
0.95%, 10/23/25	$1,870	$ 1,804,764
Citibank N.A., Series BKNT, 5.57%, 04/30/34	5,365	5,723,399
Citigroup, Inc.
4.45%, 09/29/27	240	240,334
(1-day SOFR + 0.69%), 2.01%, 01/25/26(d)	4,669	4,621,795
(1-day SOFR + 0.77%), 1.46%, 06/09/27(d)	23,540	22,427,317
(1-day SOFR + 1.35%), 3.06%, 01/25/33(d)	4,350	3,885,285
(1-day SOFR + 1.42%), 2.98%, 11/05/30(d)	13,388	12,459,033
(1-day SOFR + 1.53%), 3.29%, 03/17/26(d)	9,120	9,045,043
(1-day SOFR + 1.94%), 3.79%, 03/17/33(d)	3,140	2,941,428
(1-day SOFR + 2.06%), 5.83%, 02/13/35(d)	17,060	17,816,552
(1-day SOFR + 2.66%), 6.17%, 05/25/34(d)	1,185	1,264,388
(1-day SOFR + 2.84%), 3.11%, 04/08/26(d)	4,485	4,440,797
Citizens Financial Group, Inc., (1-day SOFR + 1.91%), 5.72%, 07/23/32(d)	4,555	4,723,766
Fifth Third Bancorp(d)
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	407,362
(1-day SOFR + 2.34%), 6.34%, 07/27/29	2,325	2,471,305
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	710	775,591
12.25%, 10/01/30	1,110	1,243,150
Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,895	2,877,080
3.75%, 05/22/25	75	74,549
4.25%, 10/21/25	8,100	8,069,857
3.75%, 02/25/26	75	74,517
3.50%, 11/16/26	35	34,475
2.60%, 02/07/30	3,090	2,836,974
3.80%, 03/15/30	900	875,549
(1-day SOFR + 0.61%), 0.86%, 02/12/26(d)	3,505	3,448,912
(1-day SOFR + 0.80%), 1.43%, 03/09/27(d)	14,780	14,137,296
(1-day SOFR + 1.25%), 2.38%, 07/21/32(d)	8,880	7,701,182
(1-day SOFR + 1.28%), 2.62%, 04/22/32(d)	1,545	1,365,339
(1-day SOFR + 1.51%), 4.39%, 06/15/27(d)	5,985	5,998,210
(1-day SOFR + 1.55%), 5.85%, 04/25/35(d)	10,585	11,373,549
(1-day SOFR + 1.55%), 5.33%, 07/23/35(d)	3,245	3,361,441
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(d)	3,015	2,955,890
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(d)	250	248,542
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(d)	6,100	5,851,017
HSBC Holdings PLC(d)
(1-day SOFR + 1.43%), 3.00%, 03/10/26	13,635	13,507,831
(1-day SOFR + 1.51%), 4.18%, 12/09/25	7,115	7,097,105
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,514,244
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	2,078,915
Intesa Sanpaolo SpA(a)
5.71%, 01/15/26	2,450	2,469,008
(1-year CMT + 2.60%), 4.20%, 06/01/32(d)	4,944	4,406,237
(1-year CMT + 2.75%), 4.95%, 06/01/42(d)	6,158	4,942,468
JPMorgan Chase & Co.(d)
(1-day SOFR + 0.61%), 1.56%, 12/10/25	9,540	9,467,539
(1-day SOFR + 0.77%), 1.47%, 09/22/27	22,140	20,970,689
(1-day SOFR + 0.80%), 1.05%, 11/19/26	8,505	8,172,724
(1-day SOFR + 0.92%), 2.60%, 02/24/26	21,045	20,837,585
(1-day SOFR + 1.16%), 2.30%, 10/15/25	4,160	4,154,913
(1-day SOFR + 1.26%), 2.96%, 01/25/33	3,385	3,046,176
(1-day SOFR + 1.62%), 5.34%, 01/23/35	5,280	5,518,916
(1-day SOFR + 1.85%), 2.08%, 04/22/26	428	421,171
(1-day SOFR + 1.85%), 5.35%, 06/01/34	11,415	11,944,831
(1-day SOFR + 1.99%), 4.85%, 07/25/28	19,310	19,646,736
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.(d) (continued)
(1-day SOFR + 2.08%), 4.91%, 07/25/33	$5,300	$ 5,413,308
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27	1,300	1,292,564
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29	35	34,870
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26	852	840,635
Lloyds Banking Group PLC
4.58%, 12/10/25	3,110	3,099,017
(1-year CMT + 1.75%), 4.72%, 08/11/26(d)	5,380	5,373,356
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(d)	21,874	23,960,122
Mitsubishi UFJ Financial Group, Inc.(d)
(1-year CMT + 0.67%), 1.64%, 10/13/27	14,770	14,006,223
(1-year CMT + 0.83%), 2.34%, 01/19/28	2,585	2,473,691
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	821,824
Mizuho Financial Group, Inc.(d)
(1-year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,498,909
(1-year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,870,113
(1-year CMT + 1.90%), 5.75%, 07/06/34	17,915	19,108,419
Morgan Stanley
3.95%, 04/23/27	509	503,934
3.59%, 07/22/28(d)	325	318,453
(1-day SOFR + 0.86%), 1.51%, 07/20/27(d)	2,115	2,011,295
(1-day SOFR + 1.00%), 2.48%, 01/21/28(d)	13	12,484
(1-day SOFR + 1.03%), 1.79%, 02/13/32(d)	10,615	8,985,320
(1-day SOFR + 1.14%), 2.70%, 01/22/31(d)	3,695	3,384,219
(1-day SOFR + 1.20%), 2.51%, 10/20/32(d)	7,670	6,695,118
(1-day SOFR + 1.58%), 5.83%, 04/19/35(d)	4,540	4,876,623
(1-day SOFR + 1.59%), 5.16%, 04/20/29(d)	2,295	2,358,940
(1-day SOFR + 1.61%), 4.21%, 04/20/28(d)	18	17,963
(1-day SOFR + 1.63%), 5.45%, 07/20/29(d)	911	946,618
(1-day SOFR + 1.67%), 4.68%, 07/17/26(d)	9,420	9,406,717
(1-day SOFR + 1.73%), 5.47%, 01/18/35(d)	1,115	1,165,834
(1-day SOFR + 1.87%), 5.25%, 04/21/34(d)	10,910	11,267,728
(1-day SOFR + 1.99%), 2.19%, 04/28/26(d)	2,440	2,401,790
(1-day SOFR + 3.12%), 3.62%, 04/01/31(d)	13,724	13,177,311
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(d)	165	165,361
PNC Financial Services Group, Inc.(d)
(1-day SOFR + 1.60%), 5.40%, 07/23/35	3,315	3,456,889
(1-day SOFR Index + 1.09%), 5.67%, 10/28/25	6,290	6,289,724
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33	8,350	9,021,674
Popular, Inc., 7.25%, 03/13/28	4,395	4,640,303
Royal Bank of Canada
1.15%, 06/10/25	2,500	2,442,745
1.20%, 04/27/26	1,495	1,430,607
2.05%, 01/21/27	8,000	7,664,414
5.20%, 08/01/28	1,220	1,267,617
4.95%, 02/01/29	1,840	1,897,493
5.00%, 02/01/33	1,880	1,945,305
Santander Holdings USA, Inc., (1-day SOFR + 2.14%), 6.34%, 05/31/35(d)	5,259	5,516,660
Santander U.K. Group Holdings PLC, (1-year CMT + 1.25%), 1.53%, 08/21/26(d)	3,000	2,911,275
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	357,339
1.47%, 07/08/25	7,252	7,084,570
5.46%, 01/13/26	5,130	5,202,623
1.40%, 09/17/26	7,800	7,392,543
2.17%, 01/14/27	2,735	2,613,184
5.52%, 01/13/28	5,590	5,797,125

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.56%, 07/09/34	$13,300	$ 14,115,300
Toronto-Dominion Bank
3.77%, 06/06/25	15,240	15,155,762
4.69%, 09/15/27	6,755	6,862,186
Truist Financial Corp.
1.20%, 08/05/25	3,401	3,306,753
(1-day SOFR + 0.86%), 1.89%, 06/07/29(d)	199	182,047
(1-day SOFR + 1.62%), 5.44%, 01/24/30(d)	4,635	4,797,503
(1-day SOFR + 2.36%), 5.87%, 06/08/34(d)	5,010	5,326,067
U.S. Bancorp(d)
(1-day SOFR + 1.66%), 4.55%, 07/22/28	1,730	1,743,642
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,531,697
UBS AG, 5.65%, 09/11/28	3,500	3,672,288
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(a)(d)	7,118	7,586,669
Wells Fargo & Co.
4.15%, 01/24/29	3,212	3,202,386
(1-day SOFR + 1.07%), 5.71%, 04/22/28(d)	6,120	6,319,451
(1-day SOFR + 1.32%), 3.91%, 04/25/26(d)	2,631	2,614,326
(1-day SOFR + 1.51%), 3.53%, 03/24/28(d)	5,719	5,610,705
(1-day SOFR + 1.56%), 4.54%, 08/15/26(d)	7,464	7,450,985
(1-day SOFR + 1.74%), 5.57%, 07/25/29(d)	6,080	6,325,660
(1-day SOFR + 1.78%), 5.50%, 01/23/35(d)	10,545	11,054,210
(1-day SOFR + 1.98%), 4.81%, 07/25/28(d)	5,564	5,628,977
(1-day SOFR + 1.99%), 5.56%, 07/25/34(d)	8,470	8,886,471
(1-day SOFR + 2.10%), 2.39%, 06/02/28(d)	3	2,852
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(d)	4,271	3,878,369
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(d)	1,875	1,739,078
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(d)	31	30,399
Wells Fargo Bank NA, Series BKNT, 5.45%, 08/07/26	7,335	7,510,147
		873,620,352
Beverages — 0.6%
Coca-Cola Co., 5.00%, 05/13/34	3,770	3,972,602
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,567,346
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,597,273
2.88%, 05/01/30	310	285,786
Diageo Capital PLC
2.38%, 10/24/29	405	372,878
2.00%, 04/29/30	2,710	2,415,369
5.50%, 01/24/33	18,405	19,609,600
		39,820,854
Biotechnology — 0.3%
Amgen, Inc.
5.15%, 03/02/28	3,035	3,125,172
4.05%, 08/18/29	1,225	1,216,399
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	1,931	1,472,002
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	17,877,241
		23,690,814
Broadline Retail — 0.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	550	548,526
Rakuten Group, Inc.(a)
11.25%, 02/15/27	9,829	10,748,346
9.75%, 04/15/29	5,129	5,597,021
(5-year CMT + 4.58%), 5.13%(d)(e)	225	214,425
Security	Par (000)	Value
Broadline Retail (continued)
Rakuten Group, Inc.(a) (continued)
(5-year CMT + 4.96%), 6.25%(d)(e)	$345	$ 302,255
Wayfair LLC, 10/31/29(a)(f)	2,319	2,375,723
		19,786,296
Building Materials — 0.1%
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,903,281
Eco Material Technologies, Inc., 7.88%, 01/31/27(a)	1,370	1,383,989
Masco Corp., 3.50%, 11/15/27	2,925	2,855,816
Trane Technologies Financing Ltd., 3.50%, 03/21/26	1,555	1,537,154
		8,680,240
Building Products — 0.2%
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	4,100	3,929,045
Home Depot, Inc., 2.50%, 04/15/27	150	144,957
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	8,942,451
2.63%, 04/01/31	1,155	1,037,954
		14,054,407
Capital Markets — 1.7%
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,740,284
7.00%, 01/15/27	7,150	7,442,502
2.88%, 06/15/27	6,210	5,874,208
2.88%, 06/15/28	3,355	3,094,512
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	316,751
(1-day SOFR + 1.15%), 3.99%, 06/13/28(d)	73	72,641
(1-day SOFR + 1.17%), 4.54%, 02/01/29(d)	4,130	4,178,332
(1-day SOFR + 1.35%), 4.41%, 07/24/26(d)	717	715,743
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(d)	427	447,585
Barings BDC, Inc., 3.30%, 11/23/26	1,715	1,636,084
Blackstone Private Credit Fund, 2.70%, 01/15/25	5,320	5,279,671
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,275	1,379,766
Brookfield Corp., 4.00%, 01/15/25	1,000	996,131
Brookfield Finance, Inc.
3.90%, 01/25/28	55	54,244
6.35%, 01/05/34	3,600	3,960,635
5.68%, 01/15/35	6,190	6,496,965
Charles Schwab Corp.
1.15%, 05/13/26	2,135	2,035,100
5.88%, 08/24/26	6,560	6,749,712
2.45%, 03/03/27	1,495	1,435,770
(1-day SOFR + 1.88%), 6.20%, 11/17/29(d)	3,315	3,543,699
(1-day SOFR + 2.50%), 5.85%, 05/19/34(d)	2,331	2,496,014
FS KKR Capital Corp.
1.65%, 10/12/24	1,905	1,901,873
4.13%, 02/01/25	105	104,380
2.63%, 01/15/27	5,275	4,961,238
3.25%, 07/15/27	2,810	2,661,310
3.13%, 10/12/28	4,080	3,705,573
7.88%, 01/15/29	60	64,514
Golub Capital BDC, Inc.
2.50%, 08/24/26	620	587,996
7.05%, 12/05/28	3,400	3,586,070
6.00%, 07/15/29	3,100	3,149,828
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29(a)	2,130	2,209,817
Jefferies Financial Group, Inc., 5.88%, 07/21/28	2,085	2,174,970
Main Street Capital Corp.
3.00%, 07/14/26	2,000	1,915,959
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Main Street Capital Corp. (continued)
6.95%, 03/01/29	$4,390	$ 4,579,233
Nomura Holdings, Inc.
5.10%, 07/03/25	7,720	7,732,601
1.85%, 07/16/25	7,520	7,350,673
StoneX Group, Inc., 7.88%, 03/01/31(a)	4,408	4,693,555
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	6,513	6,830,509
		120,156,448
Chemicals — 0.6%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	1,125	1,010,702
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	4,965	5,242,185
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,009	5,881,479
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,668,393
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,430,399
NOVA Chemicals Corp., 9.00%, 02/15/30(a)	2,500	2,707,799
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	110	102,055
PPG Industries, Inc., 1.20%, 03/15/26	8,910	8,511,517
Rain Carbon, Inc., 12.25%, 09/01/29(a)	3,677	3,971,517
Sherwin-Williams Co., 4.80%, 09/01/31	4,335	4,421,344
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	6,150,797
		42,098,187
Commercial Services & Supplies — 1.4%
ADT Security Corp., 4.88%, 07/15/32(a)	2,580	2,464,287
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	2,119	2,098,678
CoreCivic, Inc., 8.25%, 04/15/29	2,655	2,810,368
CPI CG, Inc., 10.00%, 07/15/29(a)	2,980	3,136,450
Deluxe Corp., 8.00%, 06/01/29(a)	3,968	3,763,453
Equifax, Inc., 4.80%, 09/15/29	5,130	5,188,066
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/30(a)	1,640	1,766,802
7.00%, 06/15/32(a)	2,350	2,466,798
04/15/33(f)	1,050	1,044,750
GEO Group, Inc.
8.63%, 04/15/29	5,396	5,609,595
10.25%, 04/15/31	5,255	5,602,319
Matthews International Corp., 8.63%, 10/01/27(a)	905	923,027
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)	2,076	2,076,558
PROG Holdings, Inc., 6.00%, 11/15/29(a)	5,248	5,177,145
Quanta Services, Inc.
0.95%, 10/01/24	3,805	3,805,000
2.90%, 10/01/30	4,900	4,511,667
2.35%, 01/15/32	5,895	5,060,163
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,540,656
2.50%, 12/01/29	115	106,171
1.25%, 08/15/30	1,905	1,625,284
2.90%, 03/01/32	11,640	10,586,336
Upbound Group, Inc., 6.38%, 02/15/29(a)	3,334	3,227,756
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	8,976,522
ZipRecruiter, Inc., 5.00%, 01/15/30(a)	4,780	4,325,620
		97,893,471
Security	Par (000)	Value
Construction & Engineering(a) — 0.1%
MasTec, Inc., 6.63%, 08/15/29	$1,491	$ 1,498,455
Tutor Perini Corp., 11.88%, 04/30/29	3,335	3,717,621
		5,216,076
Consumer Finance — 1.6%
American Express Co.
4.05%, 05/03/29	3,650	3,656,707
(1-day SOFR + 1.84%), 5.04%, 05/01/34(d)	13,860	14,218,442
(1-day SOFR + 1.93%), 5.63%, 07/28/34(d)	1,440	1,506,160
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	8,031,310
5.15%, 05/15/33	7,000	7,291,921
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	8,010	8,464,656
Capital One Financial Corp.(d)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	10,255	10,525,625
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	64,873
(1-day SOFR + 2.26%), 6.05%, 02/01/35	12,755	13,505,530
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	605,102
(1-day SOFR + 2.64%), 6.31%, 06/08/29	5,605	5,904,000
Enova International, Inc.(a)
11.25%, 12/15/28	5,583	6,009,748
9.13%, 08/01/29	3,906	4,007,711
goeasy Ltd.(a)
9.25%, 12/01/28	4,874	5,247,655
7.63%, 07/01/29	5,941	6,154,953
Mastercard, Inc.
2.95%, 06/01/29	260	249,122
1.90%, 03/15/31	167	146,558
4.55%, 01/15/35	4,385	4,405,005
OneMain Finance Corp.
6.63%, 01/15/28	1,224	1,246,258
9.00%, 01/15/29	3,864	4,094,553
7.88%, 03/15/30	1,706	1,783,430
7.50%, 05/15/31	1,375	1,415,387
Synchrony Financial, 7.25%, 02/02/33	6,319	6,564,798
		115,099,504
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., 1.60%, 04/20/30	1,375	1,214,527
Kroger Co.
2.20%, 05/01/30	40	35,620
5.00%, 09/15/34	4,110	4,144,272
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	1,649	1,586,357
8.13%, 08/15/29	1,515	1,512,094
		8,492,870
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	11,406	10,181,198
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	5,876	5,818,033
Klabin Austria GmbH, 7.00%, 04/03/49(a)	5,500	5,898,750
Packaging Corp. of America, 5.70%, 12/01/33	10,640	11,319,081
		33,217,062
Diversified REITs — 1.0%
American Tower Corp.
2.95%, 01/15/25	8,075	8,020,914
5.80%, 11/15/28	3,975	4,175,834
Crown Castle, Inc.
3.65%, 09/01/27	7,183	7,041,396
3.80%, 02/15/28	1,116	1,095,489
5.60%, 06/01/29	540	564,439

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Equinix, Inc.
2.63%, 11/18/24	$2,210	$ 2,202,467
1.45%, 05/15/26	3,465	3,310,141
ERP Operating LP, 4.65%, 09/15/34	3,185	3,169,621
Iron Mountain, Inc., 5.63%, 07/15/32(a)	1,426	1,422,340
Mid-America Apartments LP, 1.10%, 09/15/26	260	245,200
Prologis LP
4.88%, 06/15/28	1,245	1,277,529
4.75%, 06/15/33	3,435	3,481,406
Public Storage Operating Co., 5.10%, 08/01/33	195	202,226
Rithm Capital Corp.(a)
6.25%, 10/15/25	813	812,626
8.00%, 04/01/29	7,870	7,963,707
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	7,379	7,876,389
4.75%, 04/15/28	1,442	1,337,673
6.50%, 02/15/29	8,029	6,971,999
VICI Properties LP, 4.38%, 05/15/25	975	969,608
VICI Properties LP/VICI Note Co., Inc.(a)
4.63%, 06/15/25	8,410	8,358,654
5.75%, 02/01/27	160	162,757
3.75%, 02/15/27	615	599,821
3.88%, 02/15/29	620	593,793
4.63%, 12/01/29	100	98,099
4.13%, 08/15/30	300	284,889
		72,239,017
Diversified Telecommunication Services — 2.6%
AT&T, Inc.
1.70%, 03/25/26	19,033	18,320,564
2.30%, 06/01/27	11,475	10,957,897
4.35%, 03/01/29	162	162,980
Cisco Systems, Inc., 5.05%, 02/26/34	3,320	3,486,666
CommScope LLC, 8.25%, 03/01/27(a)	7,026	6,329,955
CommScope Technologies LLC, 5.00%, 03/15/27(a)	7,953	6,644,189
CommScope, Inc., 6.00%, 03/01/26(a)	5,513	5,361,392
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	7,086	6,690,651
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)	9,154	9,218,524
Hughes Satellite Systems Corp.
5.25%, 08/01/26	4,100	3,814,338
6.63%, 08/01/26	2,081	1,811,217
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	4,757	3,781,815
10.50%, 04/15/29	6,268	6,832,426
10.50%, 05/15/30	1,737	1,869,446
10.75%, 12/15/30	6,845	7,512,090
Lumen Technologies, Inc., 4.13%, 04/15/30(a)	5,244	4,232,942
Millicom International Cellular SA(a)
4.50%, 04/27/31	2,970	2,661,863
7.38%, 04/02/32	6,560	6,724,000
Motorola Solutions, Inc.
4.60%, 02/23/28	50	50,518
4.60%, 05/23/29	600	605,371
2.30%, 11/15/30	200	176,455
2.75%, 05/24/31	3,485	3,117,620
5.60%, 06/01/32	11,250	11,894,539
5.40%, 04/15/34	5,765	6,016,447
Sprint Capital Corp., 8.75%, 03/15/32	2,510	3,112,200
T-Mobile U.S., Inc.
3.50%, 04/15/25	15,900	15,786,594
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
2.05%, 02/15/28	$6,900	$ 6,427,813
2.88%, 02/15/31	4,975	4,522,190
5.15%, 04/15/34	3,045	3,136,924
4.70%, 01/15/35	9,750	9,715,813
Verizon Communications, Inc.
1.68%, 10/30/30	2,273	1,944,360
4.78%, 02/15/35(a)	781	779,878
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)
7.75%, 08/15/28	815	815,766
10/01/31(f)	735	747,225
Zegona Finance PLC, 8.63%, 07/15/29(a)	6,879	7,343,332
		182,606,000
Electric Utilities — 2.8%
AEP Texas, Inc.
3.95%, 06/01/28	50	49,342
5.40%, 06/01/33	125	128,394
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	585,554
AES Corp., 1.38%, 01/15/26	3,584	3,439,321
Alabama Power Co., 3.05%, 03/15/32	1,465	1,334,964
Ameren Corp., 3.50%, 01/15/31	140	132,459
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,628,356
4.95%, 06/01/33	470	483,515
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,886,967
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	714,010
Series BB, 4.50%, 08/01/32	2,120	2,091,580
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,955,712
Atlantic City Electric Co., 4.00%, 10/15/28	50	49,775
Avangrid, Inc., 3.80%, 06/01/29	100	97,246
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	97,378
3.70%, 07/15/30	5,170	5,056,870
1.65%, 05/15/31	245	207,203
Black Hills Corp., 3.15%, 01/15/27	1,960	1,906,724
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	572,163
Series AI, 4.45%, 10/01/32	1,850	1,837,336
CenterPoint Energy, Inc., 5.25%, 08/10/26	1,252	1,272,351
Commonwealth Edison Co.
2.20%, 03/01/30	170	153,416
4.90%, 02/01/33	665	681,529
5.30%, 06/01/34	3,570	3,760,336
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	3,845	4,079,221
Series 20A, 3.35%, 04/01/30	330	317,449
Constellation Energy Generation LLC
3.25%, 06/01/25	770	762,121
5.80%, 03/01/33	620	665,051
Dominion Energy, Inc.
4.25%, 06/01/28	165	165,015
Series A, 1.45%, 04/15/26	621	594,753
Series B, 3.60%, 03/15/27	1,300	1,278,638
Series C, 3.38%, 04/01/30	916	868,161
Series C, 2.25%, 08/15/31	1,375	1,189,450
DTE Electric Co., Series C, 2.63%, 03/01/31	390	353,076
DTE Energy Co.
2.85%, 10/01/26	5,000	4,867,224
5.85%, 06/01/34	610	654,752
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
DTE Energy Co. (continued)
Series C, 3.40%, 06/15/29	$122	$ 116,739
Series F, 1.05%, 06/01/25	630	614,837
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	4,174,977
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,164,691
3.40%, 06/15/29	255	244,901
2.55%, 06/15/31	3,870	3,421,168
5.75%, 09/15/33	640	688,316
Duke Energy Florida LLC, 1.75%, 06/15/30	115	100,466
Duke Energy Progress LLC, 5.25%, 03/15/33	755	791,434
Edison International, 4.95%, 04/15/25	2,500	2,498,075
Entergy Arkansas LLC, 5.30%, 09/15/33	720	752,174
Entergy Corp., 0.90%, 09/15/25	290	280,200
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,142,998
Entergy Mississippi LLC, 5.00%, 09/01/33	920	938,630
Entergy Texas, Inc., 4.00%, 03/30/29	50	49,584
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	927,797
Evergy, Inc., 2.90%, 09/15/29	100	92,859
Eversource Energy
5.13%, 05/15/33	3,070	3,122,078
Series L, 2.90%, 10/01/24	800	800,000
Series M, 3.30%, 01/15/28	1,000	965,466
Exelon Corp.
3.95%, 06/15/25	1,500	1,491,862
5.15%, 03/15/28	2,050	2,106,529
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,898,002
Florida Power & Light Co., 2.45%, 02/03/32	190	167,964
Georgia Power Co.
3.25%, 03/30/27	50	49,020
4.65%, 05/16/28	3,000	3,054,379
4.70%, 05/15/32	900	916,875
Series B, 2.65%, 09/15/29	700	653,428
Interstate Power and Light Co.
2.30%, 06/01/30	310	277,445
4.95%, 09/30/34	900	913,615
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,281,504
MidAmerican Energy Co., 3.65%, 04/15/29	310	304,545
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	6,135,852
5.05%, 09/15/28	790	815,838
3.70%, 03/15/29	100	98,182
2.40%, 03/15/30	1,105	1,003,160
5.80%, 01/15/33	2,350	2,545,654
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	634,427
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	10,570	10,557,190
5.75%, 09/01/25	70	70,709
1.90%, 06/15/28	1,335	1,231,014
3.50%, 04/01/29	150	145,069
2.75%, 11/01/29	1,005	937,370
5.05%, 02/28/33	7,450	7,669,298
NRG Energy, Inc., 7.00%, 03/15/33(a)	7,070	7,853,780
Ohio Power Co.
5.00%, 06/01/33	500	508,679
5.65%, 06/01/34	1,295	1,368,813
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,411,937
4.15%, 06/01/32	555	542,745
4.55%, 09/15/32	385	386,875
5.65%, 11/15/33	355	382,751
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co.
3.15%, 01/01/26	$2,350	$ 2,305,549
2.10%, 08/01/27	35	32,800
3.00%, 06/15/28	1,265	1,202,442
2.50%, 02/01/31	1,265	1,108,332
3.25%, 06/01/31	1,750	1,593,321
6.40%, 06/15/33	3,358	3,670,324
PacifiCorp., 5.30%, 02/15/31	725	754,582
PECO Energy Co., 4.90%, 06/15/33	1,510	1,549,271
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,047,500
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	515,407
4.85%, 02/15/34	2,265	2,316,441
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,186,761
Series 38, 4.10%, 06/01/32	1,370	1,338,046
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	330,459
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,237,245
4.65%, 03/15/33	1,575	1,597,308
5.20%, 08/01/33	740	779,208
4.85%, 08/01/34	270	276,025
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	110	94,027
5.45%, 04/01/34	300	312,460
Puget Energy, Inc., 2.38%, 06/15/28	170	157,412
Puget Sound Energy, Inc., 5.69%, 06/15/54	240	258,513
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,457,670
Sempra
3.40%, 02/01/28	50	48,485
3.70%, 04/01/29	350	339,409
5.50%, 08/01/33	640	671,161
Southern California Edison Co.
2.85%, 08/01/29	115	107,969
5.45%, 06/01/31	4,090	4,327,631
5.95%, 11/01/32	3,168	3,447,829
5.20%, 06/01/34	810	839,575
Series B, 3.65%, 03/01/28	770	753,609
Southern Co., 5.20%, 06/15/33	1,320	1,367,831
Southern Power Co., 0.90%, 01/15/26	2,000	1,913,256
Southwestern Electric Power Co., 5.30%, 04/01/33	920	949,533
Tucson Electric Power Co., 1.50%, 08/01/30	30	25,618
Union Electric Co.
3.50%, 03/15/29	50	48,641
2.95%, 03/15/30	240	224,671
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,479,950
5.30%, 08/15/33	310	322,948
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	4,442	4,782,248
WEC Energy Group, Inc., 5.60%, 09/12/26	1,235	1,266,231
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	160,692
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,110,194
Xcel Energy, Inc.
4.60%, 06/01/32	860	851,988
5.45%, 08/15/33	260	269,741
5.50%, 03/15/34	350	364,020
		193,013,646
Electronic Equipment, Instruments & Components — 0.7%
Allegion U.S. Holding Co., Inc., 3.20%, 10/01/24	1,175	1,175,000
Amphenol Corp.
4.75%, 03/30/26	785	790,563

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Amphenol Corp. (continued)
2.80%, 02/15/30	$1,000	$ 925,124
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	1,763	1,667,728
3.25%, 02/15/29	9,100	8,579,414
3.57%, 12/01/31	15,580	14,255,474
Honeywell International, Inc., 4.50%, 01/15/34	7,150	7,213,823
Jabil, Inc.
1.70%, 04/15/26	2,580	2,471,125
4.25%, 05/15/27	4,140	4,111,297
5.45%, 02/01/29	3,345	3,443,393
Steelcase, Inc., 5.13%, 01/18/29	494	484,670
Xerox Holdings Corp.(a)
5.50%, 08/15/28	3,242	2,768,019
8.88%, 11/30/29	979	909,203
		48,794,833
Energy Equipment & Services — 0.2%
Bristow Group, Inc., 6.88%, 03/01/28(a)	1,914	1,889,378
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(a)	1,595	1,710,410
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	279	281,358
7.13%, 03/15/29(a)	2,282	2,350,350
Weatherford International Ltd., 8.63%, 04/30/30(a)	7,892	8,223,634
		14,455,130
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(a)	10,863	8,553,107
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,717,139
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(a)	4,571	4,103,457
Resorts World Las Vegas LLC/RWLV Capital, Inc.(a)
4.63%, 04/16/29	1,455	1,311,319
8.45%, 07/27/30	4,669	4,928,036
		20,613,058
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,456,169
3.95%, 05/15/28	2,485	2,471,635
5.20%, 11/15/34	12,465	13,013,988
Waste Connections, Inc.
4.25%, 12/01/28	4,000	4,014,406
2.60%, 02/01/30	110	101,540
3.20%, 06/01/32	1,390	1,270,812
Waste Management, Inc., 4.95%, 07/03/31	9,985	10,392,392
		33,720,942
Financial Services — 1.1%
Ally Financial, Inc., (1-day SOFR + 2.82%), 6.85%, 01/03/30(d)	5,395	5,696,430
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	1,816	1,812,219
6.88%, 04/15/30	2,595	2,593,924
9.25%, 07/01/31	6,361	6,845,078
Coinbase Global, Inc.(a)
3.38%, 10/01/28	11,386	10,229,992
3.63%, 10/01/31	2,969	2,515,646
Credit Acceptance Corp., 9.25%, 12/15/28(a)	5,458	5,836,812
Encore Capital Group, Inc., 9.25%, 04/01/29(a)	3,980	4,282,283
Security	Par (000)	Value
Financial Services (continued)
Intercontinental Exchange, Inc.
3.65%, 05/23/25	$4,060	$ 4,029,489
1.85%, 09/15/32	1,095	904,542
LD Holdings Group LLC, 8.75%, 11/01/27(a)	5,977	5,798,319
Nasdaq, Inc., 5.65%, 06/28/25	1,265	1,272,650
Nationstar Mortgage Holdings, Inc.(a)
5.00%, 02/01/26	1,519	1,511,630
6.50%, 08/01/29	2,890	2,938,633
5.13%, 12/15/30	2,079	1,994,385
5.75%, 11/15/31	3,950	3,869,304
PennyMac Financial Services, Inc.(a)
7.88%, 12/15/29	1,922	2,049,463
7.13%, 11/15/30	1,255	1,299,473
5.75%, 09/15/31	4,416	4,328,143
United Wholesale Mortgage LLC(a)
5.75%, 06/15/27	3,438	3,415,641
5.50%, 04/15/29	5,278	5,140,777
		78,364,833
Food Products — 0.2%
General Mills, Inc., 4.00%, 04/17/25	690	686,875
Hershey Co., 4.50%, 05/04/33	7,530	7,670,468
Mondelez International, Inc.
1.50%, 05/04/25	585	573,386
2.63%, 03/17/27	2,070	1,999,187
		10,929,916
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26	3,376	3,352,668
5.75%, 05/20/27	4,081	4,005,382
9.38%, 06/01/28(a)	5,624	5,905,931
Atmos Energy Corp., 5.90%, 11/15/33	690	758,245
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	913,794
NiSource, Inc., 0.95%, 08/15/25	4,330	4,192,893
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,603,589
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	48,357
5.40%, 06/15/33	1,255	1,312,942
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,733,835
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	380	408,485
4.95%, 09/15/34	1,220	1,232,739
Southwest Gas Corp.
2.20%, 06/15/30	25	22,176
4.05%, 03/15/32	2,995	2,848,387
		29,339,423
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,352,269
Health Care Equipment & Supplies — 0.3%
Agilent Technologies, Inc.
2.10%, 06/04/30	600	531,330
2.30%, 03/12/31	750	657,741
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	9,040	9,559,800
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,881,146
Embecta Corp., 5.00%, 02/15/30(a)	314	289,116
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	2,700	2,801,967
		20,721,100
Health Care Providers & Services — 1.2%
Aetna, Inc., 3.50%, 11/15/24	3,118	3,110,765
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
DaVita, Inc.(a)
4.63%, 06/01/30	$5,114	$ 4,875,152
6.88%, 09/01/32	1,795	1,854,334
HCA, Inc.
3.50%, 09/01/30	3,740	3,524,484
5.45%, 04/01/31	8,280	8,626,953
3.63%, 03/15/32	9,030	8,350,174
5.60%, 04/01/34	18,770	19,559,239
Humana, Inc.
3.85%, 10/01/24	1,078	1,078,000
4.50%, 04/01/25	893	891,183
IQVIA, Inc., 6.25%, 02/01/29	1,865	1,982,345
UnitedHealth Group, Inc.
5.30%, 02/15/30	10,340	10,903,522
2.00%, 05/15/30	3,585	3,196,109
Universal Health Services, Inc.
2.65%, 10/15/30	9,248	8,248,293
2.65%, 01/15/32	9,342	8,039,308
5.05%, 10/15/34	1,425	1,398,803
		85,638,664
Health Care REITs — 0.1%
Diversified Healthcare Trust, 4.75%, 02/15/28	1,390	1,257,945
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	1,986	1,781,596
Omega Healthcare Investors, Inc., 4.50%, 01/15/25	2,210	2,206,510
Welltower OP LLC, 4.00%, 06/01/25	2,955	2,937,416
		8,183,467
Hotel & Resort REITs — 0.1%
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	4,403	4,053,084
Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc., 8.25%, 07/15/30(a)	2,556	2,746,655
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,890
4.35%, 10/15/27	1,055	1,054,778
4.55%, 10/15/29	1,755	1,751,683
6.30%, 10/10/33	2,820	3,072,816
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	3,325	3,364,339
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	5,310	4,819,624
Hyatt Hotels Corp., 5.75%, 01/30/27	2,180	2,233,373
Las Vegas Sands Corp.
6.00%, 08/15/29	2,780	2,888,987
6.20%, 08/15/34	1,770	1,853,416
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,530,761
5.55%, 10/15/28	2,120	2,217,913
4.90%, 04/15/29	605	617,384
5.30%, 05/15/34	2,620	2,699,735
Series AA, 4.65%, 12/01/28	193	194,754
Series FF, 4.63%, 06/15/30	170	171,586
Series HH, 2.85%, 04/15/31	8,145	7,332,067
McDonald’s Corp., 4.60%, 09/09/32	26,493	26,949,891
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	7,255	7,528,191
Starbucks Corp., 3.55%, 08/15/29	40	39,005
		74,076,848
Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	284,573
Security	Par (000)	Value
Household Durables (continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a) (continued)
4.88%, 02/15/30	$4,940	$ 4,650,483
LGI Homes, Inc., 8.75%, 12/15/28(a)	2,961	3,170,982
NVR, Inc., 3.00%, 05/15/30	10,320	9,558,451
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,983,791
3.80%, 11/01/29	2,750	2,668,397
		25,316,677
Industrial Conglomerates — 0.2%
Eaton Corp.
4.35%, 05/18/28	1,820	1,842,994
4.15%, 03/15/33	1,715	1,693,714
LSB Industries, Inc., 6.25%, 10/15/28(a)	5,881	5,741,504
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,281,733
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,694,521
		16,254,466
Insurance — 2.3%
Aflac, Inc., 1.13%, 03/15/26	2,360	2,257,561
Allstate Corp., 5.05%, 06/24/29	5,130	5,285,877
Aon Corp., 2.80%, 05/15/30	405	372,836
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	480,351
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,450	1,239,069
5.50%, 03/02/33	3,360	3,516,045
6.50%, 02/15/34	8,190	9,143,329
5.45%, 07/15/34	1,400	1,458,682
Assurant, Inc.
4.90%, 03/27/28	4,810	4,850,429
3.70%, 02/22/30	3,500	3,315,338
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,444,696
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,550,025
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,340,797
4.20%, 03/17/32	10,550	10,103,310
5.65%, 06/11/34	2,640	2,769,801
Enstar Group Ltd., 3.10%, 09/01/31	16,139	13,942,217
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	918,351
5.63%, 08/16/32	6,370	6,599,822
6.00%, 12/07/33(a)	14,566	15,316,412
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	321	320,983
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	4,215	3,771,348
2.38%, 12/15/31	2,381	2,083,690
5.75%, 11/01/32	21,330	23,153,403
5.40%, 09/15/33	9,993	10,625,056
MGIC Investment Corp., 5.25%, 08/15/28	597	593,738
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,763,818
Progressive Corp., 3.20%, 03/26/30	4,830	4,599,184
Reinsurance Group of America, Inc., 5.75%, 09/15/34	5,910	6,225,657
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	6,590	6,916,842
Unum Group, 4.00%, 06/15/29	4,996	4,896,348
		157,855,015
Interactive Media & Services — 0.6%
Baidu, Inc., 1.72%, 04/09/26	2,170	2,085,348

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	$3,392	$ 3,451,628
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(a)	1,370	1,392,313
Meta Platforms, Inc.
4.80%, 05/15/30	2,890	3,006,229
3.85%, 08/15/32	18,875	18,348,581
4.75%, 08/15/34	12,750	13,013,867
		41,297,966
Internet Software & Services — 0.3%
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	4,419	4,098,157
Uber Technologies, Inc., 4.80%, 09/15/34	4,000	3,994,459
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,300,733
2.70%, 06/15/31	14,505	12,681,058
		23,074,407
IT Services — 0.6%
Fortinet, Inc., 2.20%, 03/15/31	750	651,265
International Business Machines Corp.
3.30%, 05/15/26	16,600	16,376,533
2.20%, 02/09/27	5,120	4,903,065
4.15%, 07/27/27	19,620	19,695,227
		41,626,090
Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	142,134
Machinery — 0.3%
IDEX Corp., 2.63%, 06/15/31	4,980	4,408,242
Ingersoll Rand, Inc., 5.70%, 08/14/33	4,430	4,746,376
Otis Worldwide Corp.
2.06%, 04/05/25	417	411,215
2.29%, 04/05/27	65	62,146
2.57%, 02/15/30	784	718,337
Terex Corp., 10/15/32(a)(f)	1,035	1,035,000
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	2,305	2,275,551
5.61%, 03/11/34	4,940	5,221,733
		18,878,600
Media — 2.1%
Belo Corp., 7.25%, 09/15/27	1,077	1,112,485
Cable One, Inc., 4.00%, 11/15/30(a)	5,991	4,775,574
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.00%, 02/01/28	1,758	1,710,107
5.38%, 06/01/29	1,725	1,662,371
6.38%, 09/01/29	1,061	1,062,257
4.50%, 08/15/30	885	802,233
4.25%, 02/01/31	420	370,326
7.38%, 03/01/31	18,551	18,993,887
4.75%, 02/01/32	1,400	1,233,789
4.50%, 06/01/33	2,388	2,027,972
Comcast Corp.
3.40%, 04/01/30	4,480	4,297,948
4.80%, 05/15/33	8,230	8,392,475
CSC Holdings LLC, 11.25%, 05/15/28(a)	3,702	3,573,603
Directv Financing LLC, 8.88%, 02/01/30(a)	5,898	5,933,040
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	12,678	12,447,670
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,718,493
3.45%, 03/01/32	5,934	5,414,062
Gannett Holdings LLC, 6.00%, 11/01/26(a)	4,490	4,497,750
Security	Par (000)	Value
Media (continued)
GCI LLC, 4.75%, 10/15/28(a)	$5,112	$ 4,909,038
Nexstar Media, Inc.(a)
5.63%, 07/15/27	9,681	9,589,292
4.75%, 11/01/28	6,984	6,672,831
Paramount Global, 4.20%, 05/19/32	5,320	4,717,592
Sinclair Television Group, Inc., 4.13%, 12/01/30(a)	5,423	4,229,940
Sirius XM Radio, Inc.(a)
4.00%, 07/15/28	4,051	3,821,894
5.50%, 07/01/29	7,268	7,100,299
4.13%, 07/01/30	2,408	2,183,761
TEGNA, Inc.
4.63%, 03/15/28	3,990	3,807,260
5.00%, 09/15/29	12,955	12,338,958
		146,396,907
Metals & Mining — 1.5%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	3,563	3,657,455
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	23,560	24,045,527
4.90%, 02/28/33	5,350	5,490,242
Cleveland-Cliffs, Inc.(a)
6.75%, 04/15/30	1,551	1,577,134
7.00%, 03/15/32	6,405	6,475,395
Coronado Finance Pty. Ltd., 10/01/29(a)(f)	1,195	1,227,940
Eldorado Gold Corp., 6.25%, 09/01/29(a)	4,445	4,413,752
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	9,261	9,816,660
8.63%, 06/01/31	4,072	4,077,090
Freeport-McMoRan, Inc.
4.13%, 03/01/28	975	967,645
4.38%, 08/01/28	240	237,898
4.25%, 03/01/30	750	733,637
Hecla Mining Co., 7.25%, 02/15/28	3,224	3,287,919
IAMGOLD Corp., 5.75%, 10/15/28(a)	4,033	3,994,767
Mineral Resources Ltd.(a)
8.13%, 05/01/27	2,672	2,697,838
8.00%, 11/01/27	615	631,702
9.25%, 10/01/28	4,128	4,395,448
Nucor Corp., 3.13%, 04/01/32	3,125	2,860,832
Reliance, Inc.
1.30%, 08/15/25	6,690	6,491,384
2.15%, 08/15/30	2,000	1,758,124
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	770,055
Southern Copper Corp., 3.88%, 04/23/25	200	198,498
Stillwater Mining Co.(a)
4.00%, 11/16/26	5,299	5,060,545
4.50%, 11/16/29	5,193	4,418,918
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,458	4,042,051
Taseko Mines Ltd., 8.25%, 05/01/30(a)	3,675	3,856,827
Vallourec SACA, 7.50%, 04/15/32(a)	855	906,962
		108,092,245
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	4,753	4,253,375
Starwood Property Trust, Inc., 7.25%, 04/01/29	2,366	2,480,898
		6,734,273
Office REITs — 0.0%
Hudson Pacific Properties LP, 4.65%, 04/01/29	2,975	2,470,543
Oil, Gas & Consumable Fuels — 6.9%
Baytex Energy Corp., 8.50%, 04/30/30(a)	5,952	6,168,748
Borr IHC Ltd./Borr Finance LLC(a)
10.00%, 11/15/28	7,298	7,525,924
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Borr IHC Ltd./Borr Finance LLC(a) (continued)
10.38%, 11/15/30	$535	$ 564,861
California Resources Corp., 8.25%, 06/15/29(a)	6,854	6,984,764
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)	2,682	2,636,017
Canadian Natural Resources Ltd., 2.05%, 07/15/25	4,231	4,139,791
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,473,629
Cheniere Energy, Inc., 4.63%, 10/15/28	3,590	3,566,569
Chevron Corp., 2.24%, 05/11/30	170	154,370
Chord Energy Corp., 6.38%, 06/01/26(a)	4,842	4,852,294
Civitas Resources, Inc.(a)
5.00%, 10/15/26	1,839	1,818,540
8.38%, 07/01/28	4,741	4,928,123
8.75%, 07/01/31	7,599	8,043,830
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	489	457,245
CNX Resources Corp.(a)
6.00%, 01/15/29	4,538	4,562,578
7.38%, 01/15/31	3,564	3,724,291
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	8,510	8,486,743
Comstock Resources, Inc., 6.75%, 03/01/29(a)	13,126	12,796,822
Continental Resources, Inc.
2.27%, 11/15/26(a)	1,060	1,004,673
4.38%, 01/15/28	910	896,950
Crescent Energy Finance LLC(a)
9.25%, 02/15/28	2,717	2,833,266
7.38%, 01/15/33	3,160	3,110,145
CVR Energy, Inc., 8.50%, 01/15/29(a)	6,950	7,025,387
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,500,761
8.13%, 08/16/30	240	282,121
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
7.13%, 06/01/28	1,852	1,854,072
8.63%, 03/15/29	7,796	8,202,530
Devon Energy Corp., 5.20%, 09/15/34	3,120	3,106,705
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	4,289	4,481,400
Diamondback Energy, Inc.
6.25%, 03/15/33	545	587,765
5.40%, 04/18/34	8,065	8,233,144
Enbridge, Inc.
4.25%, 12/01/26	1,690	1,688,196
5.63%, 04/05/34	2,615	2,742,653
Energean PLC, 6.50%, 04/30/27(a)	4,000	3,955,000
Energy Transfer LP
4.05%, 03/15/25	2,495	2,483,749
2.90%, 05/15/25	5,200	5,135,709
5.63%, 05/01/27(a)	4,250	4,264,680
5.75%, 02/15/33	5,945	6,217,632
EQT Corp.
5.00%, 01/15/29	880	890,150
7.00%, 02/01/30	212	231,465
3.63%, 05/15/31(a)	855	784,775
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	1,225	1,307,547
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	3,784	3,918,181
7.88%, 05/15/32	5,509	5,608,966
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	2,200	2,206,780
8.25%, 01/15/32(a)	3,522	3,653,332
Greenfire Resources Ltd., 12.00%, 10/01/28(a)	981	1,061,078
Gulfport Energy Corp., 6.75%, 09/01/29(a)	5,190	5,250,702
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp., 4.30%, 04/01/27	$1,255	$ 1,254,701
Ithaca Energy North Sea PLC, 9.00%, 07/15/26(a)	6,081	6,176,990
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)	3,220	3,308,550
Kinder Morgan, Inc.
1.75%, 11/15/26	3,850	3,658,948
5.10%, 08/01/29	9,430	9,675,560
Kosmos Energy Ltd., 7.13%, 04/04/26(a)	2,795	2,767,050
Marathon Oil Corp., 5.70%, 04/01/34	5,570	5,977,049
Marathon Petroleum Corp., 4.70%, 05/01/25	4,690	4,684,039
MPLX LP
4.88%, 06/01/25	26,925	26,900,580
1.75%, 03/01/26	8,000	7,704,152
4.13%, 03/01/27	4,000	3,978,970
4.25%, 12/01/27	12,830	12,782,325
2.65%, 08/15/30	5,510	4,959,299
5.00%, 03/01/33	20,410	20,421,289
Murphy Oil Corp., 5.88%, 12/01/42	1,200	1,091,580
New Fortress Energy, Inc.(a)
6.50%, 09/30/26	8,581	7,210,764
8.75%, 03/15/29	4,266	3,211,825
Noble Finance II LLC, 8.00%, 04/15/30(a)	5,293	5,461,284
Northern Oil & Gas, Inc.(a)
8.13%, 03/01/28	5,393	5,432,121
8.75%, 06/15/31	3,213	3,347,991
Occidental Petroleum Corp., 5.38%, 01/01/32	2,335	2,367,067
ONEOK, Inc.
2.20%, 09/15/25	6,880	6,727,214
5.85%, 01/15/26	8,156	8,279,676
4.00%, 07/13/27	15,600	15,480,283
6.35%, 01/15/31	2,330	2,524,736
6.05%, 09/01/33	7,840	8,376,765
Ovintiv, Inc., 5.38%, 01/01/26	605	609,037
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	3,456	3,411,462
7.88%, 09/15/30(a)	3,928	4,046,264
Pioneer Natural Resources Co., 5.10%, 03/29/26	1,070	1,085,093
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,162	3,007,541
5.70%, 09/15/34	1,485	1,543,165
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)	2,514	2,483,668
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	3,939	4,111,891
SM Energy Co.(a)
6.75%, 08/01/29	6,290	6,315,971
7.00%, 08/01/32	3,520	3,533,605
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29(a)	975	977,545
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/26(a)	3,768	3,750,087
Talos Production, Inc.(a)
9.00%, 02/01/29	5,917	6,092,504
9.38%, 02/01/31	5,583	5,739,949
Targa Resources Corp.
5.20%, 07/01/27	4,680	4,787,230
6.15%, 03/01/29	9,315	9,925,398
5.50%, 02/15/35	2,890	2,976,358
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	1,174	1,188,760
5.00%, 01/15/28	4,159	4,158,598
5.50%, 03/01/30	350	356,404
4.88%, 02/01/31	5,230	5,191,498
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	670	636,579

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital SA, 5.15%, 04/05/34	$4,950	$ 5,148,383
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	9,646	9,976,744
Transocean, Inc.(a)
8.00%, 02/01/27	676	675,591
8.75%, 02/15/30	2,783	2,901,541
Valaris Ltd., 8.38%, 04/30/30(a)	7,342	7,562,289
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	1,635	1,704,519
9.50%, 02/01/29	5,458	6,148,463
8.38%, 06/01/31	1,620	1,710,600
9.88%, 02/01/32	4,100	4,555,886
W&T Offshore, Inc., 11.75%, 02/01/26(a)	1,457	1,485,363
Western Midstream Operating LP, 6.35%, 01/15/29	860	914,332
Williams Cos., Inc., 4.00%, 09/15/25	3,000	2,982,316
		485,860,095
Passenger Airlines(a) — 0.2%
American Airlines, Inc.
7.25%, 02/15/28	5,798	5,934,957
8.50%, 05/15/29	1,645	1,745,368
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/29	4,249	4,265,996
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	4,750	5,003,389
		16,949,710
Pharmaceuticals — 1.2%
AbbVie, Inc.
2.95%, 11/21/26	3,818	3,737,585
5.05%, 03/15/34	7,360	7,687,661
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27	7,170	6,475,729
11.00%, 09/30/28	6,977	6,506,052
14.00%, 10/15/30	2,842	2,595,456
Cencora, Inc.
3.45%, 12/15/27	849	830,254
2.70%, 03/15/31	7,190	6,460,464
Eli Lilly & Co., 4.70%, 02/27/33	1,010	1,039,056
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,314,495
4.50%, 05/17/33	16,085	16,348,586
Novartis Capital Corp., 2.20%, 08/14/30	180	163,359
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)
5.13%, 04/30/31	8,630	8,130,508
6.75%, 05/15/34	1,015	1,048,262
7.88%, 05/15/34	3,712	3,932,678
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	2,600	2,664,237
4.75%, 05/19/33	3,885	3,959,973
Zoetis, Inc.
3.00%, 09/12/27	11,280	10,937,724
3.90%, 08/20/28	250	248,054
2.00%, 05/15/30	2,215	1,957,562
		86,037,695
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC/Anywhere Co- Issuer Corp., 7.00%, 04/15/30(a)	143	132,840
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,288,072
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	5,138	5,184,607
Security	Par (000)	Value
Real Estate Management & Development (continued)
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(g)	$1,950	$ 1,995,193
Howard Hughes Corp.(a)
5.38%, 08/01/28	3,415	3,364,826
4.13%, 02/01/29	1,325	1,235,771
4.38%, 02/01/31	1,730	1,585,791
		21,787,100
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	7,390	7,527,431
Retail REITs — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	2,016	2,007,636
Simon Property Group LP
1.38%, 01/15/27	2,920	2,748,606
5.50%, 03/08/33	2,760	2,915,368
4.75%, 09/26/34	4,320	4,284,282
		11,955,892
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,626,177
2.10%, 10/01/31	1,335	1,162,525
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	16,861	16,748,055
Broadcom, Inc.
3.15%, 11/15/25	520	512,666
3.46%, 09/15/26	19,619	19,354,367
1.95%, 02/15/28(a)	2,460	2,284,055
2.60%, 02/15/33(a)	4,980	4,269,078
Marvell Technology, Inc., 5.95%, 09/15/33	2,945	3,164,858
Micron Technology, Inc.
4.98%, 02/06/26	1,377	1,386,038
5.33%, 02/06/29	125	129,160
6.75%, 11/01/29	494	542,755
4.66%, 02/15/30	550	552,720
5.30%, 01/15/31	4,290	4,457,588
NVIDIA Corp., 2.85%, 04/01/30	25	23,652
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,205	4,144,070
Texas Instruments, Inc.
1.75%, 05/04/30	145	128,033
1.90%, 09/15/31	2,445	2,129,651
4.90%, 03/14/33	12,480	13,074,475
		75,689,923
Software — 1.4%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,957,203
Cloud Software Group, Inc., 9.00%, 09/30/29(a)	3,930	3,999,208
Dye & Durham Ltd., 8.63%, 04/15/29(a)	4,416	4,671,594
Fiserv, Inc.
5.45%, 03/02/28	950	985,581
5.38%, 08/21/28	7,660	7,956,656
5.60%, 03/02/33	9,930	10,516,111
5.45%, 03/15/34	2,800	2,926,426
Intuit, Inc.
1.65%, 07/15/30	438	381,578
5.20%, 09/15/33	7,585	8,001,161
Microsoft Corp., 1.35%, 09/15/30	250	217,644
Oracle Corp.
1.65%, 03/25/26	4,960	4,767,818
4.65%, 05/06/30	2,120	2,161,819
2.88%, 03/25/31	21,445	19,509,416
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
4.90%, 02/06/33	$7,650	$ 7,791,626
4.70%, 09/27/34	7,020	7,001,500
Rackspace Finance LLC, 3.50%, 05/15/28(a)	1,786	893,570
RingCentral, Inc., 8.50%, 08/15/30(a)	785	839,830
Roper Technologies, Inc.
1.00%, 09/15/25	590	571,182
4.50%, 10/15/29	5,950	5,987,175
2.00%, 06/30/30	75	65,887
ServiceNow, Inc., 1.40%, 09/01/30	1,000	858,044
VMware, Inc.
4.50%, 05/15/25	540	538,824
4.65%, 05/15/27	2,000	2,014,051
		94,613,904
Specialty Retail — 0.5%
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,915,659
4.50%, 02/01/28	3,325	3,354,323
5.40%, 07/15/34	1,455	1,509,531
Bath & Body Works, Inc., 6.88%, 11/01/35	1,655	1,724,513
FirstCash, Inc.(a)
5.63%, 01/01/30	930	921,471
6.88%, 03/01/32	3,540	3,643,088
Foot Locker, Inc., 4.00%, 10/01/29(a)	3,858	3,354,633
Gap, Inc., 3.88%, 10/01/31(a)	31	27,099
Genuine Parts Co., 1.75%, 02/01/25	2,710	2,680,698
Macy’s Retail Holdings LLC(a)
5.88%, 04/01/29	152	150,024
5.88%, 03/15/30	5,319	5,215,059
6.13%, 03/15/32	3,500	3,392,337
Victoria’s Secret & Co., 4.63%, 07/15/29(a)	2,930	2,587,798
		37,476,233
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.35%, 08/08/32	2,195	2,096,483
Dell International LLC/EMC Corp.
5.85%, 07/15/25	2,720	2,740,746
6.10%, 07/15/27	4,285	4,498,878
NCR Atleos Corp., 9.50%, 04/01/29(a)	3,739	4,116,149
		13,452,256
Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.
7.35%, 11/27/28	630	662,051
7.70%, 11/27/30	670	721,795
3.05%, 03/15/32	11,470	9,818,610
7.85%, 11/27/33	845	916,248
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	6,607	5,829,969
		17,948,673
Tobacco — 1.6%
Altria Group, Inc.
2.35%, 05/06/25	21,059	20,742,565
4.80%, 02/14/29	70	70,869
3.40%, 05/06/30	265	250,411
2.45%, 02/04/32	22,040	18,810,488
6.88%, 11/01/33	8,120	9,171,261
BAT Capital Corp.
6.34%, 08/02/30	7,307	7,908,898
6.00%, 02/20/34	780	833,660
BAT International Finance PLC, 1.67%, 03/25/26	5,000	4,803,950
Philip Morris International, Inc.
0.88%, 05/01/26	7,476	7,105,157
3.13%, 08/17/27	50	48,988
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
3.38%, 08/15/29	$4,436	$ 4,272,761
5.63%, 11/17/29	19,819	21,045,991
2.10%, 05/01/30	790	705,202
5.50%, 09/07/30	13	13,762
5.75%, 11/17/32	7,800	8,383,294
5.38%, 02/15/33	2,340	2,447,263
5.63%, 09/07/33	4,590	4,886,226
		111,500,746
Trading Companies & Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	8,340	8,329,426
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,223,739
Water Utilities — 0.1%
American Water Capital Corp.
4.45%, 06/01/32	2,055	2,065,016
5.15%, 03/01/34	505	526,725
Essential Utilities, Inc.
3.57%, 05/01/29	55	53,243
2.70%, 04/15/30	220	201,580
5.38%, 01/15/34	645	667,136
		3,513,700
Total Corporate Bonds — 57.3% (Cost: $3,938,511,555)		4,016,141,561
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(d) — 23.5%
Connecticut Avenue Securities Trust(a)
Series 1, Class B1, (30-day Avg SOFR + 6.80%), 12.06%, 06/25/42	9,455	10,619,194
Series 2019-HRP1, Class M2B, (30-day Avg SOFR + 2.26%), 7.54%, 11/25/39	5,364	5,364,135
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.04%, 02/25/40	61,374	64,890,427
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.04%, 02/25/40	65,287	69,109,005
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.38%, 10/25/41	67,868	69,933,794
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 8.03%, 12/25/41	11,575	11,840,449
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.43%, 12/25/41	63,677	65,734,436
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.78%, 01/25/42	65,302	69,016,497
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.28%, 01/25/42	57,303	58,800,895
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.53%, 03/25/42	38,196	42,122,523
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.53%, 03/25/42	42,692	46,125,326
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.78%, 04/25/42	20,011	21,232,928
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 12.28%, 04/25/42	7,000	7,626,971
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.28%, 04/25/42	7,330	7,568,225
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 10.88%, 07/25/42	22,762	24,924,390
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 7.98%, 01/25/44	1,000	1,017,107

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.78%, 02/25/44	$15,516	$ 15,797,305
Series 2024-R05, Class 2B1, (30-day Avg SOFR + 2.00%), 7.28%, 07/25/44	11,450	11,500,299
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 7.39%, 09/25/44	4,285	4,301,300
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, (30-day Avg SOFR + 5.01%), 10.29%, 11/25/24	1,093	1,092,984
Series 2017-C01, Class 1M2C, (30-day Avg SOFR + 3.66%), 8.94%, 07/25/29	2,963	3,057,707
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 8.39%, 10/25/29	2,118	2,173,690
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 8.04%, 02/25/30	5,179	5,301,704
Series 2017-C07, Class 1EB2, (30-day Avg SOFR + 1.11%), 6.39%, 05/25/30	24	24,254
Series 2017-C07, Class 1M2C, (30-day Avg SOFR + 2.51%), 7.79%, 05/25/30	11,672	11,807,992
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 7.64%, 07/25/30	4,981	5,080,193
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 7.59%, 08/25/30	1,240	1,273,809
Series 2018-C03, Class 1M2C, (30-day Avg SOFR + 2.26%), 7.54%, 10/25/30	1,537	1,557,549
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 7.94%, 12/25/30	2,050	2,117,283
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.58%, 11/25/41(a)	64,545	66,522,013
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.28%, 11/25/41(a)	17,280	17,345,099
Fannie Mae REMIC Trust, Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 11.28%, 08/25/33(a)	2,275	2,692,188
Freddie Mac STACR REMIC Trust(a)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.28%, 11/25/50	23,387	26,379,719
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.93%, 01/25/51	44,449	47,226,531
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.68%, 08/25/33	48,685	54,699,584
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.78%, 10/25/33	37,579	42,274,361
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 8.33%, 01/25/34	38,032	40,813,322
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 10.78%, 01/25/34	9,425	10,579,884
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.68%, 10/25/41	72,563	74,813,604
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.93%, 11/25/41	73,342	76,317,029
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 8.28%, 08/25/33	67,708	74,680,400
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 8.43%, 12/25/33	4,797	5,300,685
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 8.63%, 09/25/41	64,027	65,912,021
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.38%, 09/25/41	29,930	30,159,246
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 9.03%, 12/25/41	$52,924	$ 54,445,565
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.63%, 12/25/41	4,010	4,060,697
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.68%, 01/25/42	18,070	18,650,898
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.78%, 01/25/42	9,300	9,504,410
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 10.03%, 02/25/42	13,444	14,221,118
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 9.03%, 02/25/42	25,377	26,661,434
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 10.93%, 04/25/42	1,620	1,747,525
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 9.63%, 04/25/42	37,450	39,850,189
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 10.53%, 05/25/42	28,500	30,966,265
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 12.03%, 06/25/42	11,000	12,390,905
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 11.03%, 09/25/42	5,250	5,832,493
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 12.28%, 03/25/52	47,855	54,825,162
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.53%, 03/25/42	66,266	71,785,222
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 11.28%, 07/25/42	20,860	23,050,100
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Series 2018-SPI1, Class M2, 3.79%, 02/25/48	45	43,102
Series 2018-SPI2, Class M2, 3.85%, 05/25/48	63	60,909
		1,644,824,051
Commercial Mortgage-Backed Securities(a)(d) — 0.3%
Freddie Mac STACR Trust, Series 2018-DNA3, Class M2A, (30-day Avg SOFR + 2.21%), 7.49%, 09/25/48	231	231,771
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 8.64%, 10/25/49	19,682	19,780,019
Series 2024-01, Class M7, (30-day Avg SOFR + 2.75%), 8.03%, 07/25/54	5,298	5,368,093
		25,379,883
Total Non-Agency Mortgage-Backed Securities — 23.8% (Cost: $1,635,898,098)		1,670,203,934
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 11.4%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	61	58,086
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	77	77,018
3.50%, 10/01/44 - 06/01/49	267	254,085
3.00%, 08/01/46 - 02/01/47	12	11,563
4.00%, 10/01/46 - 01/01/49	38	36,790
Ginnie Mae Mortgage-Backed Securities(h)
3.50%, 06/20/42 - 10/21/54	26,911	25,336,654
3.00%, 05/20/45 - 10/21/54(i)	35,118	32,072,810
4.00%, 11/20/47 - 10/21/54(i)	15,955	15,459,829
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(h) (continued)
4.50%, 10/20/48 - 10/21/54	$20,483	$ 20,240,271
5.00%, 12/20/48 - 11/15/54	14,431	14,459,306
2.50%, 08/20/50 - 10/21/54	41,894	36,819,765
5.50%, 12/20/52 - 10/15/54	10,553	10,655,257
6.00%, 10/15/54	5,000	5,084,711
2.00%, 10/21/54	73,475	62,287,202
Uniform Mortgage-Backed Securities(h)
3.00%, 03/01/30 - 10/15/54	92,237	84,316,332
2.50%, 04/01/32 - 10/15/54	126,428	109,835,301
4.00%, 10/15/39 - 10/15/54	52,344	50,338,762
2.00%, 10/17/39 - 10/15/54	126,398	105,758,309
3.50%, 10/17/39 - 10/15/54(i)	48,624	45,502,892
5.00%, 02/01/41 - 10/15/54	39,541	39,543,319
4.50%, 06/01/44 - 11/14/54(i)	34,564	34,051,781
5.50%, 11/01/52 - 10/15/54	33,111	33,587,150
6.00%, 10/15/54	28,000	28,616,809
6.50%, 10/15/54	25,550	26,339,318
1.50%, 10/17/39 - 10/15/54	23,100	18,488,962
		799,232,282
Total U.S. Government Sponsored Agency Securities — 11.4% (Cost: $811,335,354)		799,232,282
U.S. Treasury Obligations
U.S. Treasury Bills, 5.06%, 12/05/24(j)(k)	35,000	34,714,242
Total U.S. Treasury Obligations — 0.5% (Cost: $34,688,420)		34,714,242
Total Long-Term Investments — 105.5% (Cost: $7,194,845,861)		7,395,568,435

Shares
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(l)(m)	123,766,244	123,766,244

Par (000)
Non-Agency Mortgage-Backed Securities — 0.3%
U.S. Treasury Bills, 5.37%, 10/31/24(k)	$24,500	24,404,542
Security	Par (000)	Value
U.S. Treasury Obligations — 0.7%
U.S. Treasury Bills(k)
5.37%, 10/24/24	$31,200	$ 31,105,865
5.01%, 10/31/24	9,000	8,964,934
5.20%, 11/14/24(j)	8,000	7,954,435
		48,025,234
Total Short-Term Securities — 2.8% (Cost: $196,179,618)		196,196,020
Total Investments Before TBA Sale Commitments — 108.3% (Cost: $7,391,025,479)		7,591,764,455
TBA Sale Commitments(h)
Mortgage-Backed Securities — (0.3)%
Ginnie Mae Mortgage-Backed SecuritiesTBA, , 5.00%, 10/15/54	(2,325)	(2,328,723)
Uniform Mortgage-Backed Securities
4.00%, 10/15/54	(15,025)	(14,428,258)
4.50%, 10/15/54	(5,800)	(5,701,557)
Total TBA Sale Commitments — (0.3)% (Proceeds: $(22,499,509))		(22,458,538)
Total Investments, Net of TBA Sale Commitments — 108.0% (Cost: $7,368,525,970)		7,569,305,917
Liabilities in Excess of Other Assets — (8.0)%		(561,975,589)
Net Assets — 100.0%		$ 7,007,330,328

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(k)	Rates are discount rates or a range of discount rates as of period end.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,458,620	$ 116,307,624 (a)	$ —	$ —	$ —	$ 123,766,244	123,766,244	$ 1,512,297	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	1,277	12/06/24	$ 191,788	$ 2,494,622
10-Year Australian Treasury Bonds	1,662	12/16/24	133,742	(1,467,851)
10-Year Canadian Bond	406	12/18/24	37,527	192,371
10-Year U.S. Ultra Long Treasury Note	491	12/19/24	58,160	156,914
Ultra U.S. Treasury Bond	2,586	12/19/24	344,665	(394,392)
2-Year U.S. Treasury Note	6,929	12/31/24	1,443,127	3,074,265
5-Year U.S. Treasury Note	429	12/31/24	47,170	24,989
				4,080,918
Short Contracts
10-Year U.S. Treasury Note	10,135	12/19/24	1,159,191	(1,585,438)
U.S. Long Bond	2,257	12/19/24	280,644	342,322
Long Gilt	284	12/27/24	37,373	103,396
				(1,139,720)
				$ 2,941,198
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	18,440,000	USD	12,616,316	Bank of America N.A.	12/18/24	$ 142,261
AUD	20,420,000	USD	14,025,069	Bank of America N.A.	12/18/24	103,464
AUD	18,640,000	USD	12,832,149	HSBC Bank PLC	12/18/24	64,807
AUD	880,000	USD	599,369	JPMorgan Chase Bank N.A.	12/18/24	9,501
AUD	3,810,000	USD	2,571,713	JPMorgan Chase Bank N.A.	12/18/24	64,414
AUD	3,980,000	USD	2,718,110	JPMorgan Chase Bank N.A.	12/18/24	35,639
AUD	6,230,000	USD	4,166,115	JPMorgan Chase Bank N.A.	12/18/24	144,402
AUD	17,690,000	USD	11,799,672	Morgan Stanley & Co. International PLC	12/18/24	439,982
BRL	10,010,000	USD	1,773,596	Bank of America N.A.	12/18/24	47,433
BRL	18,970,000	USD	3,435,300	BNP Paribas SA	12/18/24	15,742
BRL	10,255,000	USD	1,843,960	Goldman Sachs International	12/18/24	21,640
BRL	20,815,000	USD	3,750,315	Goldman Sachs International	12/18/24	36,371
BRL	36,210,000	USD	6,538,937	Goldman Sachs International	12/18/24	48,423
BRL	36,350,000	USD	6,546,361	Goldman Sachs International	12/18/24	66,468
BRL	38,630,000	USD	6,811,129	Goldman Sachs International	12/18/24	216,481
CAD	32,480,000	USD	23,957,926	Barclays Bank PLC	12/18/24	105,305
CAD	40,330,000	USD	29,743,423	Barclays Bank PLC	12/18/24	135,583
CAD	10,320,000	USD	7,619,751	HSBC Bank PLC	12/18/24	25,956
CAD	62,150,000	USD	45,893,137	Royal Bank of Canada	12/18/24	151,501
CLP	1,153,000,000	USD	1,266,838	Bank of America N.A.	12/18/24	14,516
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	1,180,000,000	USD	1,307,479	Bank of America N.A.	12/18/24	$ 3,880
CLP	11,967,000,000	USD	13,262,714	Barclays Bank PLC	12/18/24	36,472
CLP	13,835,000,000	USD	14,915,638	Barclays Bank PLC	12/18/24	459,497
CLP	3,831,000,000	USD	4,197,252	JPMorgan Chase Bank N.A.	12/18/24	60,221
COP	135,950,000,000	USD	31,283,438	Citibank N.A.	12/18/24	725,698
CZK	354,000,000	USD	15,642,053	BNP Paribas SA	12/18/24	17,747
EUR	59,840,000	USD	66,209,788	Bank of America N.A.	12/18/24	609,048
EUR	430,000	USD	478,739	Barclays Bank PLC	12/18/24	1,409
EUR	19,490,000	USD	21,746,162	Barclays Bank PLC	12/18/24	16,858
EUR	1,350,000	USD	1,497,373	BNP Paribas SA	12/18/24	10,071
EUR	4,330,000	USD	4,834,128	Goldman Sachs International	12/18/24	858
GBP	6,280,000	USD	8,221,047	Barclays Bank PLC	12/18/24	173,585
GBP	38,520,000	USD	50,348,298	BNP Paribas SA	12/18/24	1,142,348
GBP	64,360,000	USD	84,248,192	BNP Paribas SA	12/18/24	1,783,426
GBP	3,310,000	USD	4,373,054	Citibank N.A.	12/18/24	51,506
GBP	2,200,000	USD	2,881,353	JPMorgan Chase Bank N.A.	12/18/24	59,442
GBP	6,240,000	USD	8,290,126	JPMorgan Chase Bank N.A.	12/18/24	51,038
GBP	6,570,000	USD	8,709,613	JPMorgan Chase Bank N.A.	12/18/24	72,670
GBP	7,180,000	USD	9,383,008	JPMorgan Chase Bank N.A.	12/18/24	214,677
HUF	8,540,000,000	USD	23,650,679	BNP Paribas SA	12/18/24	212,944
HUF	1,448,000,000	USD	4,021,195	Morgan Stanley & Co. International PLC	12/18/24	25,003
HUF	3,547,000,000	USD	9,909,032	Societe Generale	12/18/24	2,475
IDR	662,230,000,000	USD	42,669,459	Citibank N.A.	12/18/24	803,093
IDR	46,790,000,000	USD	3,068,700	Deutsche Bank AG	12/18/24	2,862
IDR	7,060,000,000	USD	455,507	Morgan Stanley & Co. International PLC	12/18/24	7,951
INR	86,500,000	USD	1,026,158	Goldman Sachs International	12/18/24	2,316
INR	822,100,000	USD	9,752,423	Morgan Stanley & Co. International PLC	12/18/24	22,241
JPY	129,000,000	USD	906,424	JPMorgan Chase Bank N.A.	12/18/24	344
JPY	438,000,000	USD	3,048,432	JPMorgan Chase Bank N.A.	12/18/24	30,362
KRW	8,610,000,000	USD	6,463,576	Barclays Bank PLC	12/18/24	89,007
KRW	7,230,000,000	USD	5,471,677	Citibank N.A.	12/18/24	30,666
KRW	98,135,000,000	USD	73,343,996	Citibank N.A.	12/18/24	1,340,984
MXN	31,700,000	USD	1,569,288	Goldman Sachs International	12/18/24	21,875
MXN	58,500,000	USD	2,876,289	Morgan Stanley & Co. International PLC	12/18/24	60,084
NOK	132,700,000	USD	12,310,351	BNP Paribas SA	12/18/24	269,582
NOK	24,800,000	USD	2,340,166	Goldman Sachs International	12/18/24	10,869
NOK	68,200,000	USD	6,330,535	JPMorgan Chase Bank N.A.	12/18/24	134,811
NZD	21,190,000	USD	13,381,845	Bank of America N.A.	12/18/24	81,829
PHP	1,494,500,000	USD	26,484,609	BNP Paribas SA	12/18/24	133,494
PHP	72,900,000	USD	1,292,714	Societe Generale	12/18/24	5,687
PLN	10,800,000	USD	2,775,460	Citibank N.A.	12/18/24	23,902
PLN	25,200,000	USD	6,495,515	Societe Generale	12/18/24	36,329
SEK	70,400,000	USD	6,829,839	JPMorgan Chase Bank N.A.	12/18/24	128,452
SEK	80,300,000	USD	7,786,916	UBS AG	12/18/24	149,885
SEK	128,600,000	USD	12,479,137	UBS AG	12/18/24	231,605
SGD	22,380,000	USD	17,231,290	Bank of America N.A.	12/18/24	248,157
SGD	1,160,000	USD	897,557	BNP Paribas SA	12/18/24	8,437
SGD	3,320,000	USD	2,580,965	BNP Paribas SA	12/18/24	12,054
SGD	6,150,000	USD	4,772,534	BNP Paribas SA	12/18/24	30,799
THB	99,900,000	USD	3,027,392	Deutsche Bank AG	12/18/24	93,067
THB	34,500,000	USD	1,071,728	Goldman Sachs International	12/18/24	5,908
THB	71,000,000	USD	2,182,218	HSBC Bank PLC	12/18/24	35,526
THB	163,900,000	USD	5,041,882	Standard Chartered Bank	12/18/24	77,670
THB	1,777,100,000	USD	52,925,322	Standard Chartered Bank	12/18/24	2,583,872
TWD	273,900,000	USD	8,621,042	Citibank N.A.	12/18/24	109,298
TWD	138,700,000	USD	4,402,476	Deutsche Bank AG	12/18/24	18,474
TWD	152,200,000	USD	4,795,030	HSBC Bank PLC	12/18/24	56,222
USD	21,944,045	CAD	29,610,000	Bank of America N.A.	12/18/24	7,091
USD	13,033,678	CHF	10,900,000	Bank of America N.A.	12/18/24	45,095
USD	909,359	CHF	760,000	Barclays Bank PLC	12/18/24	3,733
USD	4,848,609	CHF	4,050,000	Citibank N.A.	12/18/24	22,575
USD	2,170,024	CHF	1,820,000	Goldman Sachs International	12/18/24	1,288

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,994,544	CHF	8,380,000	HSBC Bank PLC	12/18/24	$ 8,825
USD	6,915,935	CHF	5,780,000	JPMorgan Chase Bank N.A.	12/18/24	28,410
USD	2,183,262	COP	9,240,000,000	Bank of America N.A.	12/18/24	7,723
USD	8,622,982	COP	36,320,000,000	Bank of America N.A.	12/18/24	71,516
USD	3,095,797	COP	12,920,000,000	BNP Paribas SA	12/18/24	53,811
USD	1,772,382	COP	7,440,000,000	Goldman Sachs International	12/18/24	20,650
USD	3,582,243	COP	15,060,000,000	Goldman Sachs International	12/18/24	36,398
USD	3,948,759	CZK	88,700,000	Deutsche Bank AG	12/18/24	24,961
USD	3,073,137	CZK	69,100,000	JPMorgan Chase Bank N.A.	12/18/24	16,380
USD	4,333,965	EUR	3,880,000	Citibank N.A.	12/18/24	1,461
USD	8,740,922	EUR	7,820,000	Citibank N.A.	12/18/24	8,915
USD	11,514,552	EUR	10,260,000	Citibank N.A.	12/18/24	57,980
USD	2,267,395	EUR	2,030,000	JPMorgan Chase Bank N.A.	12/18/24	647
USD	3,761,798	EUR	3,360,000	JPMorgan Chase Bank N.A.	12/18/24	9,938
USD	3,788,912	EUR	3,380,000	JPMorgan Chase Bank N.A.	12/18/24	14,720
USD	37,649,223	GBP	28,100,000	Barclays Bank PLC	12/18/24	87,251
USD	14,547,267	GBP	10,880,000	Goldman Sachs International	12/18/24	3,700
USD	4,545,350	GBP	3,400,000	JPMorgan Chase Bank N.A.	12/18/24	485
USD	31,539,497	GBP	23,520,000	JPMorgan Chase Bank N.A.	12/18/24	99,726
USD	5,007,680	HUF	1,781,000,000	Citibank N.A.	12/18/24	30,969
USD	1,248,054	JPY	177,000,000	Bank of America N.A.	12/18/24	3,884
USD	1,763,960	JPY	244,000,000	JPMorgan Chase Bank N.A.	12/18/24	48,833
USD	3,077,168	JPY	434,000,000	JPMorgan Chase Bank N.A.	12/18/24	26,491
USD	4,859,441	JPY	687,000,000	Morgan Stanley & Co. International PLC	12/18/24	30,374
USD	10,351,399	JPY	1,465,000,000	Royal Bank of Canada	12/18/24	53,606
USD	400,680	KRW	522,057,534	Bank of America N.A.	12/18/24	3,371
USD	4,461,268	KRW	5,812,942,466	Deutsche Bank AG	12/18/24	37,367
USD	4,342,900	KRW	5,680,000,000	Goldman Sachs International	12/18/24	20,174
USD	4,362,220	MXN	86,300,000	Bank of America N.A.	12/18/24	30,443
USD	241,461	MXN	4,700,000	Barclays Bank PLC	12/18/24	5,547
USD	2,630,563	MXN	51,700,000	Citibank N.A.	12/18/24	35,512
USD	3,635,450	MXN	72,200,000	Citibank N.A.	12/18/24	11,414
USD	7,362,788	MXN	145,200,000	Goldman Sachs International	12/18/24	74,560
USD	3,612,904	MXN	71,800,000	JPMorgan Chase Bank N.A.	12/18/24	8,945
USD	955,887	MXN	18,800,000	Morgan Stanley & Co. International PLC	12/18/24	12,232
USD	2,687,517	MXN	52,800,000	Morgan Stanley & Co. International PLC	12/18/24	37,252
USD	2,217,447	NOK	23,300,000	Goldman Sachs International	12/18/24	8,612
USD	2,365,315	NZD	3,720,000	Goldman Sachs International	12/18/24	1,706
USD	3,849,031	PHP	214,060,000	Bank of America N.A.	12/18/24	36,471
USD	6,180,390	PHP	344,600,000	Bank of America N.A.	12/18/24	42,820
USD	2,976,270	PHP	166,800,000	HSBC Bank PLC	12/18/24	5,444
USD	4,895,527	PHP	272,440,000	HSBC Bank PLC	12/18/24	43,178
USD	2,637,673	PHP	147,500,000	Standard Chartered Bank	12/18/24	10,594
USD	9,959,174	PLN	38,250,000	Barclays Bank PLC	12/18/24	44,768
USD	4,892,354	PLN	18,800,000	Citibank N.A.	12/18/24	19,391
USD	4,357,306	PLN	16,700,000	Morgan Stanley & Co. International PLC	12/18/24	28,664
USD	298,847	PLN	1,150,000	Royal Bank of Canada	12/18/24	767
USD	6,297,965	PLN	24,250,000	Societe Generale	12/18/24	12,362
USD	6,989,727	SEK	70,700,000	Citibank N.A.	12/18/24	1,784
USD	9,938,917	SEK	100,100,000	Citibank N.A.	12/18/24	45,097
USD	1,756,800	SGD	2,240,000	JPMorgan Chase Bank N.A.	12/18/24	7,293
USD	2,211,276	SGD	2,820,000	Morgan Stanley & Co. International PLC	12/18/24	8,771
USD	9,034,225	ZAR	156,000,000	Bank of America N.A.	12/18/24	63,601
USD	2,558,497	ZAR	44,100,000	Morgan Stanley & Co. International PLC	12/18/24	22,571
ZAR	1,196,500,000	USD	66,243,351	Barclays Bank PLC	12/18/24	2,560,180
ZAR	85,500,000	USD	4,870,597	Citibank N.A.	12/18/24	45,995
ZAR	20,000,000	USD	1,109,435	Goldman Sachs International	12/18/24	40,645
ZAR	27,680,000	USD	1,536,320	Goldman Sachs International	12/18/24	55,391
ZAR	28,600,000	USD	1,634,650	Goldman Sachs International	12/18/24	9,964
ZAR	53,900,000	USD	3,005,549	Goldman Sachs International	12/18/24	93,916
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	44,000,000	USD	2,485,943	JPMorgan Chase Bank N.A.	12/18/24	$ 44,233
ZAR	38,220,000	USD	2,116,165	Morgan Stanley & Co. International PLC	12/18/24	81,637
						18,958,584
AUD	21,640,000	USD	15,015,347	Bank of America N.A.	12/18/24	(42,700)
AUD	26,510,000	USD	18,380,178	Bank of America N.A.	12/18/24	(37,995)
BRL	11,090,000	USD	2,030,879	Barclays Bank PLC	12/18/24	(13,375)
BRL	24,710,000	USD	4,498,849	Barclays Bank PLC	12/18/24	(3,580)
BRL	11,920,000	USD	2,175,814	Citibank N.A.	12/18/24	(7,315)
BRL	15,140,000	USD	2,758,400	Citibank N.A.	12/18/24	(4,115)
BRL	27,790,000	USD	5,069,503	Goldman Sachs International	12/18/24	(13,917)
CAD	6,160,000	USD	4,580,913	Citibank N.A.	12/18/24	(17,197)
CAD	1,110,000	USD	827,870	JPMorgan Chase Bank N.A.	12/18/24	(5,512)
CAD	4,580,000	USD	3,402,815	State Street Bank and Trust Co.	12/18/24	(9,663)
CHF	7,300,000	USD	8,724,387	Goldman Sachs International	12/18/24	(25,611)
CHF	11,780,000	USD	14,121,060	Morgan Stanley & Co. International PLC	12/18/24	(83,857)
CLP	3,750,000,000	USD	4,184,334	Barclays Bank PLC	12/18/24	(16,878)
CLP	9,848,000,000	USD	11,018,323	Barclays Bank PLC	12/18/24	(74,027)
CZK	78,500,000	USD	3,485,191	Bank of America N.A.	12/18/24	(12,609)
CZK	59,100,000	USD	2,632,951	BNP Paribas SA	12/18/24	(18,560)
CZK	188,300,000	USD	8,358,561	BNP Paribas SA	12/18/24	(28,786)
CZK	58,600,000	USD	2,614,013	Goldman Sachs International	12/18/24	(21,740)
CZK	68,900,000	USD	3,056,332	Goldman Sachs International	12/18/24	(8,422)
CZK	107,100,000	USD	4,750,607	Goldman Sachs International	12/18/24	(12,854)
CZK	20,200,000	USD	899,280	JPMorgan Chase Bank N.A.	12/18/24	(5,699)
EUR	11,120,000	USD	12,423,965	Barclays Bank PLC	12/18/24	(7,095)
EUR	20,790,000	USD	23,338,771	Barclays Bank PLC	12/18/24	(124,138)
EUR	3,900,000	USD	4,364,158	JPMorgan Chase Bank N.A.	12/18/24	(9,321)
EUR	7,440,000	USD	8,309,133	JPMorgan Chase Bank N.A.	12/18/24	(1,444)
HUF	4,644,000,000	USD	13,106,273	BNP Paribas SA	12/18/24	(129,380)
HUF	2,624,000,000	USD	7,385,662	Citibank N.A.	12/18/24	(53,326)
HUF	2,175,000,000	USD	6,132,432	JPMorgan Chase Bank N.A.	12/18/24	(54,753)
HUF	707,000,000	USD	1,985,117	Morgan Stanley & Co. International PLC	12/18/24	(9,522)
HUF	995,000,000	USD	2,794,078	Morgan Stanley & Co. International PLC	12/18/24	(13,715)
IDR	52,500,000,000	USD	3,454,530	BNP Paribas SA	12/18/24	(8,130)
IDR	36,280,000,000	USD	2,388,859	Deutsche Bank AG	12/18/24	(7,233)
IDR	40,300,000,000	USD	2,661,181	Deutsche Bank AG	12/18/24	(15,659)
IDR	23,710,000,000	USD	1,558,433	Goldman Sachs International	12/18/24	(1,974)
INR	78,200,000	USD	931,738	Barclays Bank PLC	12/18/24	(1,950)
INR	153,500,000	USD	1,825,295	Goldman Sachs International	12/18/24	(200)
JPY	1,217,000,000	USD	8,762,986	Citibank N.A.	12/18/24	(208,437)
JPY	548,000,000	USD	3,908,585	Goldman Sachs International	12/18/24	(56,578)
JPY	181,000,000	USD	1,295,792	JPMorgan Chase Bank N.A.	12/18/24	(23,505)
JPY	311,000,000	USD	2,205,608	JPMorgan Chase Bank N.A.	12/18/24	(19,524)
MXN	23,500,000	USD	1,181,154	Goldman Sachs International	12/18/24	(1,585)
MXN	26,500,000	USD	1,363,687	Goldman Sachs International	12/18/24	(33,535)
MXN	56,600,000	USD	2,882,925	JPMorgan Chase Bank N.A.	12/18/24	(41,921)
NOK	12,500,000	USD	1,189,747	Goldman Sachs International	12/18/24	(4,750)
NOK	53,000,000	USD	5,060,285	Goldman Sachs International	12/18/24	(35,896)
NOK	30,900,000	USD	2,967,255	JPMorgan Chase Bank N.A.	12/18/24	(37,942)
NOK	32,800,000	USD	3,148,003	JPMorgan Chase Bank N.A.	12/18/24	(38,570)
PHP	146,100,000	USD	2,608,761	HSBC Bank PLC	12/18/24	(6,616)
PHP	137,000,000	USD	2,446,436	Morgan Stanley & Co. International PLC	12/18/24	(6,369)
PLN	8,600,000	USD	2,247,137	Barclays Bank PLC	12/18/24	(18,016)
PLN	17,250,000	USD	4,491,937	Deutsche Bank AG	12/18/24	(20,734)
PLN	5,300,000	USD	1,378,208	Goldman Sachs International	12/18/24	(4,447)
PLN	7,750,000	USD	2,021,966	Goldman Sachs International	12/18/24	(13,165)
PLN	3,900,000	USD	1,020,495	Morgan Stanley & Co. International PLC	12/18/24	(9,614)
SEK	22,300,000	USD	2,207,682	BNP Paribas SA	12/18/24	(3,564)
SEK	141,500,000	USD	14,082,186	Deutsche Bank AG	12/18/24	(96,416)
SEK	80,100,000	USD	7,980,305	Goldman Sachs International	12/18/24	(63,272)
TWD	647,200,000	USD	20,705,298	HSBC Bank PLC	12/18/24	(76,324)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,781,367	AUD	8,680,000	Barclays Bank PLC	12/18/24	$ (224,297)
USD	60,991,307	AUD	91,380,000	Goldman Sachs International	12/18/24	(2,234,221)
USD	1,521,744	AUD	2,240,000	JPMorgan Chase Bank N.A.	12/18/24	(28,104)
USD	1,704,774	AUD	2,520,000	JPMorgan Chase Bank N.A.	12/18/24	(38,806)
USD	2,553,409	AUD	3,740,000	JPMorgan Chase Bank N.A.	12/18/24	(34,285)
USD	2,476,361	BRL	14,090,000	Goldman Sachs International	12/18/24	(86,906)
USD	3,017,461	BRL	17,160,000	Goldman Sachs International	12/18/24	(104,304)
USD	14,475,957	CAD	19,610,000	Bank of America N.A.	12/18/24	(52,367)
USD	30,888,345	CAD	41,810,000	Bank of America N.A.	12/18/24	(87,139)
USD	13,989,783	CAD	18,950,000	Barclays Bank PLC	12/18/24	(49,572)
USD	16,021,875	CAD	21,680,000	Barclays Bank PLC	12/18/24	(40,036)
USD	88,431,293	CAD	119,660,000	Deutsche Bank AG	12/18/24	(220,377)
USD	2,408,856	CAD	3,260,000	HSBC Bank PLC	12/18/24	(6,358)
USD	4,213,131	CAD	5,700,000	Royal Bank of Canada	12/18/24	(9,788)
USD	4,304,666	CHF	3,640,000	Citibank N.A.	12/18/24	(32,806)
USD	1,473,651	CHF	1,240,000	HSBC Bank PLC	12/18/24	(3,949)
USD	3,134,261	CHF	2,640,000	HSBC Bank PLC	12/18/24	(11,598)
USD	3,416,731	CHF	2,870,000	JPMorgan Chase Bank N.A.	12/18/24	(3,199)
USD	5,019,605	CHF	4,220,000	JPMorgan Chase Bank N.A.	12/18/24	(9,003)
USD	6,159,755	CHF	5,170,000	JPMorgan Chase Bank N.A.	12/18/24	(885)
USD	3,839,182	CLP	3,643,000,000	Citibank N.A.	12/18/24	(209,363)
USD	2,144,938	COP	9,160,000,000	Barclays Bank PLC	12/18/24	(11,764)
USD	4,343,733	COP	18,550,000,000	Barclays Bank PLC	12/18/24	(23,824)
USD	1,773,572	COP	7,640,000,000	Goldman Sachs International	12/18/24	(25,249)
USD	2,083,072	COP	8,960,000,000	Goldman Sachs International	12/18/24	(26,541)
USD	4,175,167	COP	18,090,000,000	Goldman Sachs International	12/18/24	(84,084)
USD	4,303,035	COP	18,560,000,000	Goldman Sachs International	12/18/24	(66,877)
USD	4,657,793	CZK	106,000,000	Bank of America N.A.	12/18/24	(31,300)
USD	10,511,141	CZK	238,210,000	HSBC Bank PLC	12/18/24	(26,489)
USD	11,930,984	EUR	10,770,000	Barclays Bank PLC	12/18/24	(95,066)
USD	15,504,797	EUR	14,010,000	Barclays Bank PLC	12/18/24	(139,118)
USD	202,815,982	EUR	183,060,000	Barclays Bank PLC	12/18/24	(1,593,379)
USD	55,466,230	EUR	50,060,000	BNP Paribas SA	12/18/24	(432,015)
USD	5,003,421	EUR	4,490,000	Royal Bank of Canada	12/18/24	(10,225)
USD	50,267,950	GBP	38,510,000	Bank of America N.A.	12/18/24	(1,209,328)
USD	15,325,085	GBP	11,600,000	Barclays Bank PLC	12/18/24	(180,925)
USD	1,209,550	GBP	910,000	BNP Paribas SA	12/18/24	(6,870)
USD	2,683,707	GBP	2,020,000	Citibank N.A.	12/18/24	(16,477)
USD	21,683,774	GBP	16,480,000	Citibank N.A.	12/18/24	(345,453)
USD	27,943,064	GBP	20,950,000	Citibank N.A.	12/18/24	(61,324)
USD	435,667	GBP	330,000	HSBC Bank PLC	12/18/24	(5,452)
USD	16,378,304	GBP	12,470,000	JPMorgan Chase Bank N.A.	12/18/24	(290,657)
USD	30,807,942	GBP	23,330,000	JPMorgan Chase Bank N.A.	12/18/24	(377,852)
USD	664,336	HKD	5,160,000	Standard Chartered Bank	12/18/24	(113)
USD	4,302,476	HUF	1,552,000,000	Bank of America N.A.	12/18/24	(34,332)
USD	1,645,931	IDR	25,440,000,000	BNP Paribas SA	12/18/24	(24,096)
USD	2,651,269	IDR	40,750,000,000	Societe Generale	12/18/24	(23,794)
USD	1,759,206	JPY	251,000,000	JPMorgan Chase Bank N.A.	12/18/24	(5,126)
USD	2,714,461	KRW	3,600,000,000	BNP Paribas SA	12/18/24	(25,294)
USD	7,677,608	KRW	10,205,000,000	Deutsche Bank AG	12/18/24	(88,838)
USD	5,229,150	KRW	6,895,000,000	Goldman Sachs International	12/18/24	(18,244)
USD	5,284,071	KRW	6,995,000,000	Goldman Sachs International	12/18/24	(39,427)
USD	4,325,834	KRW	5,730,000,000	HSBC Bank PLC	12/18/24	(34,944)
USD	5,661,114	KRW	7,485,000,000	Morgan Stanley & Co. International PLC	12/18/24	(35,295)
USD	4,387,860	MXN	88,400,000	Citibank N.A.	12/18/24	(49,326)
USD	14,023,901	MXN	283,250,000	Goldman Sachs International	12/18/24	(193,666)
USD	3,966,149	NOK	42,300,000	Morgan Stanley & Co. International PLC	12/18/24	(43,882)
USD	4,615,099	NZD	7,520,000	Goldman Sachs International	12/18/24	(162,949)
USD	6,474,475	NZD	10,510,000	Goldman Sachs International	12/18/24	(203,355)
USD	31,522,412	NZD	51,240,000	HSBC Bank PLC	12/18/24	(1,034,392)
USD	4,141,466	NZD	6,680,000	JPMorgan Chase Bank N.A.	12/18/24	(102,864)
USD	5,141,484	PHP	288,900,000	Bank of America N.A.	12/18/24	(4,029)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,097,834	PLN	62,500,000	BNP Paribas SA	12/18/24	$ (102,175)
USD	27,764,191	PLN	107,950,000	BNP Paribas SA	12/18/24	(216,464)
USD	3,135,315	PLN	12,200,000	Morgan Stanley & Co. International PLC	12/18/24	(26,927)
USD	1,628,168	SEK	16,500,000	BNP Paribas SA	12/18/24	(2,681)
USD	6,544,237	SEK	66,400,000	Deutsche Bank AG	12/18/24	(18,696)
USD	3,650,210	SEK	37,200,000	Morgan Stanley & Co. International PLC	12/18/24	(26,614)
USD	34,859,612	SEK	359,800,000	Royal Bank of Canada	12/18/24	(702,790)
USD	4,736,145	SGD	6,150,000	BNP Paribas SA	12/18/24	(67,188)
USD	6,027,570	SGD	7,830,000	Citibank N.A.	12/18/24	(87,894)
USD	1,721,424	SGD	2,230,000	JPMorgan Chase Bank N.A.	12/18/24	(20,272)
USD	1,682,706	SGD	2,160,000	Morgan Stanley & Co. International PLC	12/18/24	(4,319)
USD	2,681,847	SGD	3,440,000	Morgan Stanley & Co. International PLC	12/18/24	(4,895)
USD	12,521,468	THB	401,000,000	Bank of America N.A.	12/18/24	(4,100)
USD	2,874,016	THB	94,900,000	Goldman Sachs International	12/18/24	(90,265)
USD	1,298,048	TWD	41,300,000	Goldman Sachs International	12/18/24	(18,356)
USD	3,569,363	ZAR	63,400,000	Citibank N.A.	12/18/24	(76,390)
USD	3,483,592	ZAR	62,000,000	JPMorgan Chase Bank N.A.	12/18/24	(81,656)
USD	149,763	ZAR	2,700,000	Morgan Stanley & Co. International PLC	12/18/24	(5,498)
ZAR	25,400,000	USD	1,465,902	JPMorgan Chase Bank N.A.	12/18/24	(5,300)
						(13,957,110)
						$ 5,001,474
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	125,140	$ 9,336,799	$ 9,014,092	$ 322,707
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	117,160	2,659,198	2,642,389	16,809
iTraxx.EUR.42.V1	1.00	Quarterly	12/20/29	BB+	EUR	85,630	1,937,347	1,946,373	(9,026)
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	B+	EUR	22,415	2,097,483	2,066,334	31,149
							$ 16,030,827	$ 15,669,188	$ 361,639

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.11%	Semi-Annual	2.27%	Annual	12/18/24 (a)	12/18/26	EUR	465,000	$ 1,367,426	$ 673,686	$ 693,740
3.14%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/26	USD	113,050	245,877	93,780	152,097
6-mo. EURIBOR, 3.11%	Semi-Annual	2.25%	Annual	12/18/24 (a)	12/18/29	EUR	246,570	1,137,308	675,373	461,935
6-mo. EURIBOR, 3.11%	Semi-Annual	2.30%	Annual	12/18/24 (a)	12/18/29	EUR	144,020	1,085,785	387,730	698,055
3.01%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/29	USD	205,990	1,589,543	368,406	1,221,137
1-Day SOFR, 4.96%	Annual	3.03%	Annual	12/18/24 (a)	12/18/29	USD	47,220	(328,725)	(91,017)	(237,708)
3.35%	Annual	1-Day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/29	GBP	146,320	1,784,491	(59,138)	1,843,629
1-Day SONIA, 4.95%	Annual	3.42%	Annual	12/18/24 (a)	12/18/29	GBP	48,520	(408,717)	250,738	(659,455)
28-Day MXIBTIIE, 10.74%	Monthly	8.60%	Monthly	03/19/25 (a)	03/13/30	MXN	976,120	478,413	452	477,961
3-mo. STIBOR, 3.08%	Quarterly	1.88%	Annual	03/19/25 (a)	03/19/30	SEK	77,130	(29,949)	(7,292)	(22,657)
3-mo. STIBOR, 3.08%	Quarterly	1.93%	Annual	03/19/25 (a)	03/19/30	SEK	420,850	(58,169)	114,335	(172,504)
3-mo. STIBOR, 3.08%	Quarterly	1.93%	Annual	03/19/25 (a)	03/19/30	SEK	57,040	(8,907)	3,326	(12,233)
3-mo. STIBOR, 3.08%	Quarterly	1.94%	Annual	03/19/25 (a)	03/19/30	SEK	78,480	(9,346)	86	(9,432)
3-mo. STIBOR, 3.08%	Quarterly	1.95%	Annual	03/19/25 (a)	03/19/30	SEK	78,940	(2,374)	5,831	(8,205)
3-mo. STIBOR, 3.08%	Quarterly	1.96%	Annual	03/19/25 (a)	03/19/30	SEK	122,150	(2,224)	15,771	(17,995)
3-mo. STIBOR, 3.08%	Quarterly	1.97%	Annual	03/19/25 (a)	03/19/30	SEK	81,790	3,525	90	3,435

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. STIBOR, 3.08%	Quarterly	2.00%	Annual	03/19/25 (a)	03/19/30	SEK	63,030	$ 11,630	$ (2,850)	$ 14,480
2.03%	Quarterly	1-Day THOR, 2.48%	Quarterly	03/19/25 (a)	03/19/30	THB	800,810	69,001	265	68,736
1-Day SORA, 3.88%	Semi-Annual	2.08%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	84,486	(617,818)	722	(618,540)
1-Day SORA, 3.88%	Semi-Annual	2.08%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	6,460	(47,712)	55	(47,767)
1-Day SORA, 3.88%	Semi-Annual	2.09%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	23,844	(165,653)	204	(165,857)
6-mo. EURIBOR, 3.11%	Semi-Annual	2.19%	Annual	03/19/25 (a)	03/19/30	EUR	6,300	20,604	78	20,526
6-mo. EURIBOR, 3.11%	Semi-Annual	2.20%	Annual	03/19/25 (a)	03/19/30	EUR	5,170	20,707	(2,004)	22,711
6-mo. EURIBOR, 3.11%	Semi-Annual	2.21%	Annual	03/19/25 (a)	03/19/30	EUR	87,590	370,616	70,093	300,523
6-mo. EURIBOR, 3.11%	Semi-Annual	2.22%	Annual	03/19/25 (a)	03/19/30	EUR	6,180	31,132	(249)	31,381
6-mo. EURIBOR, 3.11%	Semi-Annual	2.26%	Annual	03/19/25 (a)	03/19/30	EUR	8,680	62,001	(738)	62,739
2.48%	Semi-Annual	1-Day CORRA, 4.25%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	14,170	15,740	4,367	11,373
2.49%	Semi-Annual	1-Day CORRA, 4.25%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	35,730	28,531	16,239	12,292
2.51%	Semi-Annual	1-Day CORRA, 4.25%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	8,860	266	1,726	(1,460)
2.59%	Semi-Annual	1-Day CORRA, 4.25%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	10,320	(27,821)	(978)	(26,843)
3-mo. KRW CDC, 3.53%	Quarterly	2.68%	Quarterly	03/19/25 (a)	03/19/30	KRW	16,070,050	(19,186)	134	(19,320)
3-mo. KRW CDC, 3.53%	Quarterly	2.70%	Quarterly	03/19/25 (a)	03/19/30	KRW	10,644,590	(5,464)	89	(5,553)
3-mo. KRW CDC, 3.53%	Quarterly	2.71%	Quarterly	03/19/25 (a)	03/19/30	KRW	146,272,820	(54,129)	1,218	(55,347)
2.72%	Quarterly	3-mo. HIBOR, 4.18%	Quarterly	03/19/25 (a)	03/19/30	HKD	76,860	60,391	110	60,281
3-mo. KRW CDC, 3.53%	Quarterly	2.73%	Quarterly	03/19/25 (a)	03/19/30	KRW	6,872,860	2,380	58	2,322
3-mo. KRW CDC, 3.53%	Quarterly	2.75%	Quarterly	03/19/25 (a)	03/19/30	KRW	8,612,790	9,153	72	9,081
2.78%	Quarterly	3-mo. HIBOR, 4.18%	Quarterly	03/19/25 (a)	03/19/30	HKD	348,280	145,505	498	145,007
2.96%	Annual	1-Day SOFR, 4.96%	Annual	03/19/25 (a)	03/19/30	USD	159,090	1,282,940	48,318	1,234,622
6-mo. PRIBOR, 3.94%	Semi-Annual	3.02%	Annual	03/19/25 (a)	03/19/30	CZK	844,235	(27,462)	414	(27,876)
3.04%	Annual	1-Day SOFR, 4.96%	Annual	03/19/25 (a)	03/19/30	USD	19,270	82,451	(1,117)	83,568
6-mo. PRIBOR, 3.94%	Semi-Annual	3.05%	Annual	03/19/25 (a)	03/19/30	CZK	844,235	22,875	413	22,462
3.05%	Annual	6-mo. PRIBOR, 3.94%	Semi-Annual	03/19/25 (a)	03/19/30	CZK	115,540	(2,893)	57	(2,950)
3.35%	Annual	1-Day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	18,600	158,935	(76,884)	235,819
6-mo. NIBOR, 4.72%	Semi-Annual	3.38%	Annual	03/19/25 (a)	03/19/30	NOK	43,020	352	(4,083)	4,435
3.39%	Annual	1-Day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	6,470	40,566	96	40,470
3-mo. BBR, 5.56%	Quarterly	3.47%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	24,540	(2,560)	168	(2,728)
3.48%	Annual	1-Day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	6,040	6,309	90	6,219
6-mo. BBSW, 4.62%	Semi-Annual	3.61%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	5,490	(18,352)	41	(18,393)
6-mo. BBSW, 4.62%	Semi-Annual	3.62%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	12,570	(40,857)	94	(40,951)
6-mo. BBSW, 4.62%	Semi-Annual	3.62%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	11,850	(39,259)	14,427	(53,686)
4.10%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	170,740	121,831	489	121,342
4.18%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	27,960	(7,335)	80	(7,415)
4.18%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	30,260	(5,913)	88	(6,001)
4.21%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	31,200	(17,405)	90	(17,495)
4.26%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	22,960	(24,715)	67	(24,782)
6-mo. BUBOR, 6.21%	Semi-Annual	5.34%	Annual	03/19/25 (a)	03/19/30	HUF	1,517,960	6,436	47	6,389
3-mo. JIBAR, 8.05%	Quarterly	7.46%	Quarterly	03/19/25 (a)	03/19/30	ZAR	106,250	(10,959)	67	(11,026)
3-mo. JIBAR, 8.05%	Quarterly	7.51%	Quarterly	03/19/25 (a)	03/19/30	ZAR	82,510	1,146	52	1,094
4.08%	Annual	3-mo. TELBOR, 4.51%	Quarterly	03/19/25 (a)	03/19/30	ILS	30,130	30,364	89	30,275
5.90%	Semi-Annual	1-Day MIBOR, 6.76%	Semi-Annual	03/19/25 (a)	03/19/30	INR	755,870	26,783	100	26,683
1-Day CORRA, 4.25%	Semi-Annual	3.03%	Semi-Annual	N/A	08/02/34	CAD	10,170	111,419	60,764	50,655
1-Day SONIA, 4.95%	Annual	3.59%	Annual	N/A	08/02/34	GBP	2,910	(22,073)	20,721	(42,794)
6-mo. EURIBOR, 3.11%	Semi-Annual	2.49%	Annual	N/A	08/07/34	EUR	3,600	41,122	12,039	29,083
6-mo. EURIBOR, 3.11%	Semi-Annual	2.53%	Annual	N/A	08/06/34	EUR	3,680	56,011	20,560	35,451
1-Day SOFR, 4.96%	Annual	3.35%	Annual	N/A	08/07/34	USD	3,340	142	15,447	(15,305)
1-Day SOFR, 4.96%	Annual	3.55%	Annual	N/A	08/06/34	USD	2,560	43,531	36,713	6,818
1-Day SONIA, 4.95%	Annual	3.55%	Annual	N/A	08/05/34	GBP	2,280	(25,554)	11,784	(37,338)
6-mo. BBSW, 4.62%	Semi-Annual	3.98%	Semi-Annual	N/A	08/06/34	AUD	3,380	(16,087)	37	(16,124)
6-mo. BBSW, 4.62%	Semi-Annual	4.20%	Semi-Annual	N/A	08/06/34	AUD	6,470	50,056	49,165	891
6-mo. EURIBOR, 3.11%	Semi-Annual	2.37%	Annual	12/18/24 (a)	12/18/34	EUR	58,060	227,484	185,382	42,102
6-mo. EURIBOR, 3.11%	Semi-Annual	2.42%	Annual	12/18/24 (a)	12/18/34	EUR	830	7,506	3,359	4,147
1-Day SOFR, 4.96%	Annual	3.12%	Annual	12/18/24 (a)	12/18/34	USD	322,260	(4,548,006)	(801,313)	(3,746,693)
1-Day SOFR, 4.96%	Annual	3.13%	Annual	12/18/24 (a)	12/18/34	USD	90,060	(1,159,606)	1,014	(1,160,620)
1-Day SOFR, 4.96%	Annual	3.19%	Annual	12/18/24 (a)	12/18/34	USD	68,360	(522,811)	(344,409)	(178,402)
1-Day SONIA, 4.95%	Annual	3.41%	Annual	12/18/24 (a)	12/18/34	GBP	210,420	(4,451,325)	196,437	(4,647,762)
3.47%	Annual	1-Day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/34	GBP	26,190	391,632	136,997	254,635
2.23%	Annual	6-mo. EURIBOR, 3.11%	Semi-Annual	12/18/24 (a)	12/18/54	EUR	117,580	815,069	(433,058)	1,248,127
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.29%	Annual	6-mo. EURIBOR, 3.11%	Semi-Annual	12/18/24 (a)	12/18/54	EUR	32,680	$ (257,234)	$ 227,810	$ (485,044)
3.10%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/54	USD	96,800	3,287,495	439,146	2,848,349
3.11%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/54	USD	39,450	1,282,570	104,183	1,178,387
3.18%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/54	USD	32,170	630,844	476,235	154,609
3.59%	Annual	1-Day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/54	GBP	60,890	2,643,648	(142,385)	2,786,033
								$ 6,922,942	$ 2,781,097	$ 4,141,845

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S.CPI for All Urban Consumers NSA	At Termination	2.26%	At Termination	09/11/34	USD	12,750	$ (165,014)	$ (13,448)	$ (151,566)
U.S. CPI for All Urban Consumers NSA	At Termination	2.25%	At Termination	09/13/34	USD	6,910	(95,551)	(5,906)	(89,645)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.95%	At Termination	09/15/34	EUR	11,020	13,150	253	12,897
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.96%	At Termination	09/15/34	EUR	5,280	13,593	23,973	(10,380)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.98%	At Termination	09/15/34	EUR	10,400	48,117	7,720	40,397
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.01%	At Termination	09/15/34	EUR	710	5,419	1,213	4,206
U.K. RPI All Items NSA	At Termination	3.38%	At Termination	09/15/34	GBP	14,050	(188,017)	382	(188,399)
U.K. RPI All Items NSA	At Termination	3.45%	At Termination	09/15/34	GBP	3,830	(15,324)	104	(15,428)
U.K. RPI All Items NSA	At Termination	3.45%	At Termination	09/15/34	GBP	4,870	(19,980)	547	(20,527)
U.S. CPI for All Urban Consumers NSA	At Termination	2.39%	At Termination	10/01/34	USD	13,250	(20,099)	1,919	(22,018)
							$ (423,706)	$ 16,757	$ (440,463)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/16/28	$(36,629,378)	$12,079,007 (c)	$(24,700,359)	13.7%
	Monthly	Bank of America N.A.(d)	02/16/28	(8,993,774)	2,358,209 (e)	(5,954,013)	9.5
	Monthly	Barclays Bank PLC(f)	01/23/25	11,979,542	6,620,659 (g)	17,949,156	12.4
	Monthly	Barclays Bank PLC(h)	01/23/25	77,089,695	(883,720)(i)	77,418,645	16.7
	Monthly	BNP Paribas SA(j)	05/27/25	7,057,719	(11,198,798)(k)	(4,219,069)	9.1
	Monthly	BNP Paribas SA(l)	05/27/25	(73,947,944)	3,312,055 (m)	(70,632,393)	12.7
	Monthly	Citibank N.A.(n)	02/24/28	27,033,920	2,360,002 (o)	29,511,774	2.1
	Monthly	Citibank N.A.(p)	02/24/28	27,284,324	(1,990,785)(q)	25,457,935	1.5
	Monthly	Goldman Sachs Bank USA(r)	08/19/26	16,263,617	(1,671,905)(s)	14,814,504	1.2
	Monthly	Goldman Sachs Bank USA(t)	08/19/26	47,253,310	(81,054)(u)	47,626,721	2.0
	Monthly	HSBC Bank PLC(v)	02/09/28	70,772,666	(4,125,894)(w)	67,829,797	8.6
	Monthly	HSBC Bank PLC(x)	02/09/28	(42,988,537)	(9,145,029)(y)	(52,245,123)	6.4
	Monthly	Morgan Stanley & Co. International PLC(z)	10/03/28	211,428,971	6,069,240 (aa)	217,834,396	3.4
	Monthly	Morgan Stanley & Co. International PLC(ab)	10/03/28	32,534,796	(93,820)(ac)	32,646,716	3.2

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Equity Securities Long/Short (continued)
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short (continued)	Monthly	SG Americas Securities LLC(ad)	12/08/25	$85,218,428	$(450,035)(ae)	$84,793,995	3.0%
	Monthly	SG Americas Securities LLC(af)	12/08/25	31,563,931	3,220,744 (ag)	34,985,944	3.4
					$6,378,876	$493,118,626

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $149,988 of net dividends and financing fees.
(e)	Amount includes $(681,552) of net dividends and financing fees.
(g)	Amount includes $651,045 of net dividends and financing fees.
(i)	Amount includes $(1,212,670) of net dividends and financing fees.
(k)	Amount includes $77,990 of net dividends and financing fees.
(m)	Amount includes $(3,496) of net dividends and financing fees.
(o)	Amount includes $(117,852) of net dividends and financing fees.
(q)	Amount includes $(164,396) of net dividends and financing fees.
(s)	Amount includes $(222,792) of net dividends and financing fees.
(u)	Amount includes $(454,465) of net dividends and financing fees.
(w)	Amount includes $(1,183,025) of net dividends and financing fees.
(y)	Amount includes $111,557 of net dividends and financing fees.
(aa)	Amount includes $(336,185) of net dividends and financing fees.
(ac)	Amount includes $(205,740) of net dividends and financing fees.
(ae)	Amount includes $(25,602) of net dividends and financing fees.
(ag)	Amount includes $(201,269) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0-30 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-30 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-30 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(h)	(j)	(l)
	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(n)	(p)	(r)
	15-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
	(t)	(v)	(x)
	14-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(z)	(ab)	(ad)
	15-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	15-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-23 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
(af)
0-23 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 2/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
DuPont de Nemours, Inc.	289,794	$25,823,543	(104.5)%
Yum! Brands, Inc.	185,550	25,923,191	(105.0)
		51,746,734
Automobile Components
Best Buy Co., Inc.	245,562	25,366,555	(102.7)
Capital Markets
CF Industries Holdings, Inc.	72,126	6,188,411	(25.1)
Nutrien Ltd.	535,521	25,737,139	(104.2)
Quest Diagnostics, Inc.	100,307	15,572,662	(63.0)
		47,498,212
Chemicals
Twilio, Inc., Class A	403,667	26,327,162	(106.6)
Consumer Finance
DENTSPLY SIRONA, Inc.	679,586	18,389,597	(74.4)
Electronic Equipment, Instruments & Components
Estee Lauder Cos, Inc., Class A	250,752	24,997,467	(101.2)
Food Products
Range Resources Corp.	801,360	24,649,834	(99.8)
WESCO International, Inc.	51,181	8,597,384	(34.8)
		33,247,218
Health Care Equipment & Supplies
GoDaddy, Inc., Class A	23,985	3,760,368	(15.2)
Health Care Providers & Services
McCormick & Co, Inc.	146,867	12,087,154	(48.9)
Insurance
Raymond James Financial, Inc.	209,008	25,595,120	(103.6)
Seagate Technology Holdings PLC	59,864	6,556,904	(26.6)
		32,152,024
IT Services
Zoetis, Inc., Class A	127,557	24,922,087	(100.9)
Life Sciences Tools & Services
Consolidated Edison, Inc.	239,963	24,987,347	(101.2)
Machinery
DaVita, Inc.	157,931	25,889,629	(104.8)
Hormel Foods Corp.	136,776	4,335,799	(17.6)
		30,225,428
Oil, Gas & Consumable Fuels
IDEX Corp.	55,649	11,936,710	(48.3)
MSCI, Inc., Class A	32,580	18,991,859	(76.9)
Westinghouse Air Brake Technologies Corp.	15,010	2,728,368	(11.1)
		33,656,937
Passenger Airlines
Principal Financial Group, Inc.	293,877	25,244,034	(102.2)
Security	Shares	Value	% of Basket Value
Real Estate Management & Development
General Motors Co.	262,022	$11,749,066	(47.6)%
Specialty Retail
General Mills, Inc.	57,988	4,282,414	(17.3)
Technology Hardware, Storage & Peripherals
Howmet Aerospace, Inc.	248,621	24,924,255	(100.9)
Trading Companies & Distributors
Flex Ltd.	749,658	25,061,067	(101.4)
Total Reference Entity — Long		480,625,126
Reference Entity — Short
Common Stocks
Automobiles
Aon PLC, Class A	(72,275)	(25,006,427)	101.2
Suncor Energy, Inc.	(575,301)	(21,240,113)	86.0
		(46,246,540)
Capital Markets
Apollo Global Management, Inc.	(181,071)	(22,617,579)	91.5
Chemicals
KKR & Co, Inc., Class A	(194,620)	(25,413,480)	102.9
Williams Cos., Inc.	(278,790)	(12,726,763)	51.5
		(38,140,243)
Communications Equipment
Sempra	(299,189)	(25,021,176)	101.3
Targa Resources Corp.	(87,770)	(12,990,838)	52.6
		(38,012,014)
Energy Equipment & Services
Arthur J Gallagher & Co.	(64,760)	(18,221,521)	73.8
Financial Services
Stellantis NV	(991,699)	(13,933,371)	56.4
Food Products
Analog Devices, Inc.	(40,383)	(9,294,955)	37.6
Health Care Providers & Services
CVS Health Corp.	(425,576)	(26,760,219)	108.4
Texas Instruments, Inc.	(121,283)	(25,053,429)	101.4
		(51,813,648)
Hotels, Restaurants & Leisure
TD SYNNEX Corp.	(117,994)	(14,168,719)	57.3
Insurance
AES Corp.	(1,287,895)	(25,835,174)	104.6
Oracle Corp.	(151,754)	(25,858,881)	104.7
		(51,694,055)
IT Services
Brookfield Corp., Class A	(27,795)	(1,477,304)	6.0
Multi-Utilities
Boeing Co.	(159,174)	(24,200,815)	98.0
Cisco Systems, Inc.	(474,831)	(25,270,506)	102.3
		(49,471,321)
Oil, Gas & Consumable Fuels
Avis Budget Group, Inc.	(41,570)	(3,641,116)	14.7
Enbridge, Inc.	(601,896)	(24,442,997)	99.0
		(28,084,113)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Passenger Airlines
Whirlpool Corp.	(130,124)	$(13,923,268)	56.4%
Personal Care Products
Revvity, Inc.	(117,349)	(14,991,335)	60.7
Pharmaceuticals
CBRE Group, Inc., Class A	(185,197)	(23,053,323)	93.3
Intercontinental Exchange, Inc.	(127,719)	(20,516,780)	83.1
		(43,570,103)
Semiconductors & Semiconductor Equipment
Southwest Airlines Co.	(853,452)	(25,287,783)	102.4
Specialty Retail
Baxter International, Inc.	(642,023)	(24,377,613)	98.7
Total Reference Entity — Short		(505,325,485)
Net Value of Reference Entity — Bank of America N.A.		$(24,700,359)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 2/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Diversified Telecommunication Services
Arrow Electronics, Inc.	237,662	$31,568,643	(530.2)%
Electronic Equipment, Instruments & Components
American Express Co.	118,970	32,264,664	(541.9)
Netflix, Inc.	44,159	31,320,654	(526.0)
		63,585,318
Food Products
Bath & Body Works, Inc.	860,833	27,477,789	(461.5)
Boston Scientific Corp.	363,936	30,497,837	(512.2)
Expedia Group, Inc.	109,497	16,207,746	(272.2)
		74,183,372
Hotels, Restaurants & Leisure
Chubb Ltd.	102,691	29,615,058	(497.4)
Olin Corp.	641,894	30,798,074	(517.3)
		60,413,132
IT Services
HP, Inc.	882,148	31,642,649	(531.4)
Machinery
Conagra Brands, Inc.	927,838	30,173,292	(506.8)
Residential REITs
Walt Disney Co.	199,671	19,206,353	(322.6)
Specialized REITs
Royal Caribbean Cruises Ltd.	3,985	706,780	(11.9)
Specialty Retail
HCA Healthcare, Inc.	29,729	12,082,757	(202.9)
Security	Shares	Value	% of Basket Value
Technology Hardware, Storage & Peripherals
APA Corp.	462,891	$11,322,314	(190.2)%
Howmet Aerospace, Inc.	49,531	4,965,483	(83.4)
		16,287,797
Total Reference Entity — Long		339,850,093
Reference Entity — Short
Common Stocks
Chemicals
KB Home	(352,826)	(30,233,660)	507.8
Williams Cos., Inc.	(439,432)	(20,060,071)	336.9
		(50,293,731)
Containers & Packaging
Canadian Natural Resources Ltd.	(6,461)	(214,570)	3.6
Electric Utilities
Amgen, Inc.	(20,177)	(6,501,231)	109.2
Entertainment
NRG Energy, Inc.	(306,452)	(27,917,777)	468.9
Financial Services
Deere & Co.	(77,167)	(32,204,104)	540.9
Food Products
Campbell Soup Co.	(15,331)	(749,992)	12.6
Health Care Equipment & Supplies
Verizon Communications, Inc.	(651,326)	(29,251,051)	491.3
Household Durables
Fiserv, Inc.	(173,227)	(31,120,231)	522.7
Insurance
Weyerhaeuser Co., REIT	(842,180)	(28,516,215)	478.9
Media
Ally Financial, Inc.	(888,320)	(31,615,309)	531.0
Multi-Utilities
Boeing Co.	(191,804)	(29,161,880)	489.8
Oil, Gas & Consumable Fuels
Lamb Weston Holdings, Inc.	(465,896)	(30,162,107)	506.6
TC Energy Corp.	(649,023)	(30,861,044)	518.3
Teck Resources Ltd., Class B	(329,917)	(17,234,864)	289.4
		(78,258,015)
Total Reference Entity — Short		(345,804,106)
Net Value of Reference Entity — Bank of America N.A.		$(5,954,013)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 1/23/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Yum! Brands, Inc.	31,471	$4,396,813	24.5%
Air Freight & Logistics
Bristol-Myers Squibb Co.	605,288	31,317,601	174.5
Lennar Corp., Class A	16,720	3,134,666	17.4
		34,452,267
Automobile Components
Dominion Energy, Inc.	510,206	29,484,805	164.3
Building Products
Marathon Petroleum Corp.	97,107	15,819,701	88.1
Chemicals
Valero Energy Corp.	219,707	29,667,036	165.3
Diversified Telecommunication Services
Altria Group Inc.	578,245	29,513,625	164.4
Electric Utilities
AutoZone, Inc.	9,605	30,256,134	168.6
Health Care Equipment & Supplies
American International Group, Inc.	278,816	20,417,696	113.8
Health Care Providers & Services
CVS Health Corp.	179,642	11,295,889	62.9
FedEx Corp.	114,667	31,382,064	174.9
		42,677,953
Hotel & Resort REITs
McDonald’s Corp.	97,615	29,724,744	165.6
Hotels, Restaurants & Leisure
Lowe’s Cos., Inc.	112,242	30,400,746	169.4
Household Durables
Exelon Corp.	552,602	22,408,011	124.8
Hartford Financial Services Group, Inc.	256,258	30,138,503	167.9
		52,546,514
Insurance
Allstate Corp.	22,586	4,283,435	23.9
Media
American Electric Power Co., Inc.	288,703	29,620,928	165.0
Specialty Retail
United Parcel Service, Inc., Class B	108,943	14,853,289	82.7
Technology Hardware, Storage & Peripherals
APA Corp.	634,168	15,511,749	86.4
Textiles, Apparel & Luxury Goods
Johnson Controls International PLC	415,094	32,215,445	179.5
Total Reference Entity — Long		445,842,880
Reference Entity — Short
Common Stocks
Automobiles
Prudential Financial, Inc.	(86,849)	(10,517,414)	(58.6)
Security	Shares	Value	% of Basket Value
Building Products
Iron Mountain, Inc., REIT	(241,191)	$(28,660,726)	(159.7)%
Commercial Services & Supplies
UnitedHealth Group, Inc.	(32,060)	(18,744,841)	(104.4)
Electric Utilities
Nordstrom, Inc.	(265,974)	(5,981,755)	(33.3)
Vistra Corp.	(13,546)	(1,605,743)	(9.0)
(7,587,498)
Household Durables
Cardinal Health, Inc.	(244,325)	(27,002,799)	(150.4)
Insurance
Danaher Corp.	(54,640)	(15,191,012)	(84.6)
Host Hotels & Resorts, Inc., REIT	(416,603)	(7,332,213)	(40.9)
(22,523,225)
Life Sciences Tools & Services
D.R. Horton, Inc.	(157,293)	(30,006,785)	(167.2)
Multi-Utilities
Cleveland-Cliffs, Inc.	(2,505,710)	(31,997,917)	(178.3)
Office REITs
International Business Machines Corp.	(112,460)	(24,862,657)	(138.5)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(762,262)	(30,955,460)	(172.4)
MetLife, Inc.	(276,565)	(22,811,081)	(127.1)
(53,766,541)
Pharmaceuticals
FirstEnergy Corp.	(646,252)	(28,661,276)	(159.7)
PulteGroup, Inc.	(214,831)	(30,834,694)	(171.8)
(59,495,970)
Semiconductors & Semiconductor Equipment
Southwest Airlines Co.	(514,644)	(15,248,902)	(84.9)
Specialized REITs
AT&T, Inc.	(1,384,560)	(30,460,320)	(169.7)
Specialty Retail
Comcast Corp., Class A	(706,083)	(29,493,087)	(164.3)
Equity Residential, REIT	(100,469)	(7,480,922)	(41.7)
(36,974,009)
Tobacco
Murphy Oil Corp.	(890,460)	(30,044,120)	(167.4)
Total Reference Entity — Short		(427,893,724)
Net Value of Reference Entity — Barclays Bank PLC		$17,949,156

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 1/23/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Packaging Corp. of America	480	$103,392	0.1%
Air Freight & Logistics
Avery Dennison Corp.	18,284	4,036,376	5.2
Automobiles
Prudential Financial, Inc.	202,639	24,539,583	31.7
Beverages
Church & Dwight Co., Inc.	107,722	11,280,648	14.6
Biotechnology
CenterPoint Energy, Inc.	89,918	2,645,388	3.4
Phillips 66	64,803	8,518,354	11.0
		11,163,742
Building Products
MasTec, Inc.	190,062	23,396,632	30.2
Capital Markets
Verisk Analytics, Inc.	11,706	3,136,740	4.0
Waste Management, Inc.	17,366	3,605,181	4.7
		6,741,921
Chemicals
Valero Energy Corp.	182,351	24,622,856	31.8
Construction & Engineering
CH Robinson Worldwide, Inc.	237,433	26,205,480	33.9
Electric Utilities
Vistra Corp.	211,208	25,036,596	32.3
Electronic Equipment, Instruments & Components
Biogen, Inc.	128,151	24,840,790	32.1
Hf Sinclair Corp.	545,576	24,316,322	31.4
		49,157,112
Ground Transportation
Colgate-Palmolive Co.	237,528	24,657,782	31.9
Health Care Equipment & Supplies
American International Group, Inc.	168,106	12,310,402	15.9
Merck & Co., Inc.	214,266	24,332,047	31.4
Verizon Communications, Inc.	138,883	6,237,236	8.1
		42,879,685
Health Care Providers & Services
Labcorp Holdings, Inc.	111,020	24,810,749	32.0
Synchrony Financial	506,478	25,263,123	32.6
Tractor Supply Co.	1,731	503,600	0.7
		50,577,472
Security	Shares	Value	% of Basket Value
Household Durables
Canadian National Railway, Co.	30,502	$3,573,309	4.6%
Patterson-UTI Energy, Inc.	286,594	2,192,444	2.9
		5,765,753
Household Products
Carlisle Cos, Inc.	7,473	3,360,982	4.3
Jabil, Inc.	67,176	8,049,700	10.4
		11,410,682
Industrial Conglomerates
Microchip Technology, Inc.	318,349	25,560,241	33.0
Machinery
NIKE, Inc., Class B	289,146	25,560,506	33.0
Multi-Utilities
Gap, Inc.	1,218,715	26,872,666	34.7
Oil, Gas & Consumable Fuels
Capital One Financial Corp.	36,548	5,472,332	7.1
Cboe Global Markets, Inc.	78,453	16,072,666	20.7
		21,544,998
Professional Services
Booking Holdings, Inc.	6,055	25,504,387	33.0
Mosaic Co.	330,461	8,849,745	11.4
		34,354,132
Semiconductors & Semiconductor Equipment
Leidos Holdings, Inc.	136,439	22,239,557	28.7
Specialty Retail
Equity Residential, REIT	174,128	12,965,571	16.7
Kimberly-Clark Corp.	172,949	24,607,184	31.8
Zimmer Biomet Holdings, Inc.	1,218	131,483	0.2
		37,704,238
Technology Hardware, Storage & Peripherals
3M Co.	181,418	24,799,841	32.0
Textiles, Apparel & Luxury Goods
NetApp, Inc.	157,022	19,393,787	25.1
TJX Cos, Inc.	205,635	24,170,338	31.2
		43,564,125
Tobacco
Crocs, Inc.	168,737	24,434,805	31.6
Total Reference Entity — Long		628,210,821
Reference Entity — Short
Common Stocks
Capital Markets
Cummins, Inc.	(34,799)	(11,267,568)	(14.5)
Chemicals
Philip Morris International, Inc.	(200,900)	(24,389,260)	(31.5)
Commercial Services & Supplies
UnitedHealth Group, Inc.	(42,262)	(24,709,746)	(31.9)
Consumer Finance
Coherent Corp.	(272,227)	(24,203,703)	(31.3)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Consumer Staples Distribution & Retail
Elevance Health, Inc.	(4,441)	$(2,309,320)	(3.0)%
Kohl’s Corp.	(598,305)	(12,624,236)	(16.3)
(14,933,556)
Containers & Packaging
Autodesk, Inc.	(46,792)	(12,890,260)	(16.7)
United Rentals, Inc.	(31,750)	(25,708,928)	(33.2)
(38,599,188)
Electronic Equipment, Instruments & Components
Corteva, Inc.	(423,963)	(24,924,785)	(32.2)
Energy Equipment & Services
PACCAR, Inc.	(1,432)	(141,310)	(0.2)
Entertainment
Healthpeak Properties, Inc.REIT	(18,823)	(430,482)	(0.6)
Financial Services
Stellantis NV	(413,038)	(5,803,184)	(7.5)
Health Care REITs
Tapestry, Inc.	(539,175)	(25,330,441)	(32.7)
Hotels, Restaurants & Leisure
AbbVie, Inc.	(125,229)	(24,730,223)	(32.0)
TD SYNNEX Corp.	(9,521)	(1,143,282)	(1.5)
Viatris, Inc.	(276,196)	(3,206,635)	(4.1)
(29,080,140)
Household Products
Coca-Cola Co.	(343,107)	(24,655,669)	(31.8)
Independent Power and Renewable Electricity Producers
Walgreens Boots Alliance, Inc.	(2,852,985)	(25,562,746)	(33.0)
Machinery
Tempur Sealy International, Inc.	(462,504)	(25,252,718)	(32.6)
Office REITs
International Business Machines Corp.	(117,229)	(25,916,987)	(33.5)
Oil, Gas & Consumable Fuels
Avis Budget Group, Inc.	(134,022)	(11,738,987)	(15.2)
BXP, Inc.REIT	(191,542)	(15,411,469)	(19.9)
Warner Bros Discovery, Inc., Class A	(3,044,634)	(25,118,231)	(32.4)
(52,268,687)
Pharmaceuticals
PulteGroup, Inc.	(86,260)	(12,380,898)	(16.0)
Professional Services
Moody’s Corp.	(50,592)	(24,010,457)	(31.0)
Residential REITs
Equifax, Inc.	(70,578)	(20,740,051)	(26.8)
Semiconductors & Semiconductor Equipment
Lithia Motors, Inc., Class A	(80,566)	(25,590,984)	(33.1)
Software
Albemarle Corp.	(175,930)	(16,662,330)	(21.5)
Specialty Retail
Nasdaq Inc.	(340,938)	(24,891,883)	(32.1)
Security	Shares	Value	% of Basket Value
Technology Hardware, Storage & Peripherals
APA Corp.	(981,601)	$(24,009,960)	(31.0)%
Textiles, Apparel & Luxury Goods
Broadcom, Inc.	(145,133)	(25,035,443)	(32.3)
Total Reference Entity — Short		(550,792,176)
Net Value of Reference Entity — Barclays Bank PLC		$77,418,645
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 5/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Union Pacific Corp.	119,665	$29,495,029	(699.1)%
Capital Markets
Quest Diagnostics, Inc.	190,517	29,577,764	(701.0)
Diversified Consumer Services
Barrick Gold Corp.	1,489,678	29,629,696	(702.3)
Energy Equipment & Services
Newmont Corp.	575,464	30,758,551	(729.0)
Ground Transportation
Southern Co.	328,929	29,662,817	(703.1)
Hotels, Restaurants & Leisure
H&R Block, Inc.	459,615	29,208,533	(692.3)
Life Sciences Tools & Services
Ovintiv, Inc.	789,140	30,231,953	(716.6)
Machinery
DaVita, Inc.	188,541	30,907,526	(732.6)
Metals & Mining
Honeywell International, Inc.	145,298	30,034,550	(711.9)
Multi-Utilities
Gap, Inc.	154,473	3,406,130	(80.7)
Passenger Airlines
T-Mobile U.S., Inc.	121,760	25,126,394	(595.5)
Real Estate Management & Development
General Motors Co.	80,000	3,587,200	(85.0)
Semiconductors & Semiconductor Equipment
Charter Communications, Inc., Class A	30,688	9,945,367	(235.7)
Trading Companies & Distributors
Dell Technologies, Inc., Class C	76,832	9,107,665	(215.9)
Total Reference Entity — Long		320,679,175

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Building Products
Iron Mountain, Inc., REIT	(17,987)	$(2,137,395)	50.7%
Chemicals
Williams Cos., Inc.	(237,202)	(10,828,271)	256.6
Communications Equipment
Sempra	(174,193)	(14,567,761)	345.3
Containers & Packaging
United Rentals, Inc.	(33,882)	(27,435,272)	650.3
Electric Utilities
Amgen, Inc.	(69,796)	(22,488,969)	533.0
McKesson Corp.	(19,910)	(9,843,902)	233.3
		(32,332,871)
Health Care Providers & Services
Marriott International, Inc., Class A	(70,532)	(17,534,255)	415.6
Health Care REITs
Dow, Inc.	(72,946)	(3,985,040)	94.5
Hotels, Restaurants & Leisure
American Airlines Group, Inc.	(2,642,046)	(29,696,597)	703.9
Industrial Conglomerates
Advanced Micro Devices, Inc.	(185,950)	(30,510,676)	723.2
Insurance
AES Corp.	(967,217)	(19,402,373)	459.9
Host Hotels & Resorts, Inc., REIT	(1,246,253)	(21,934,053)	519.9
Macy’s, Inc.	(67,667)	(1,061,695)	25.1
		(42,398,121)
Life Sciences Tools & Services
MGM Resorts International	(91,660)	(3,582,990)	84.9
Oil, Gas & Consumable Fuels
Aramark	(190,954)	(7,395,649)	175.3
Capital One Financial Corp.	(115,014)	(17,221,046)	408.1
MetLife, Inc.	(111,346)	(9,183,818)	217.7
		(33,800,513)
Semiconductors & Semiconductor Equipment
Southwest Airlines Co.	(507,822)	(15,046,766)	356.6
Software
Mondelez International, Inc., Class A	(397,054)	(29,250,968)	693.3
Wireless Telecommunication Services
TransDigm Group, Inc.	(22,276)	(31,790,748)	753.5
Total Reference Entity — Short		(324,898,244)
Net Value of Reference Entity — BNP Paribas SA		$(4,219,069)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 5/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Equitable Holdings Inc.	608,560	$25,577,777	(36.2)%
Halliburton Co.	866,446	25,170,256	(35.6)
		50,748,033
Automobile Components
Dominion Energy, Inc.	130,600	7,547,374	(10.7)
Automobiles
Charles River Laboratories International, Inc.	41,261	8,127,179	(11.5)
Biotechnology
WEC Energy Group, Inc.	267,564	25,734,306	(36.4)
Broadline Retail
Camden Property Trust, REIT	144,408	17,838,720	(25.3)
Building Products
Magna International, Inc.	81,057	3,326,579	(4.7)
Marathon Petroleum Corp.	149,722	24,391,211	(34.5)
		27,717,790
Chemicals
Alexandria Real Estate Equities, Inc., REIT	108,781	12,917,744	(18.3)
Consumer Finance
O’Reilly Automotive, Inc.	1,102	1,269,063	(1.8)
Containers & Packaging
Bunge Global SA	145,352	14,046,817	(19.9)
Evergy, Inc.	235,263	14,588,659	(20.6)
		28,635,476
Electric Utilities
Sensata Technologies Holding PLC	22,687	813,556	(1.2)
Electrical Equipment
Invitation Homes, Inc., REIT	14,943	526,890	(0.7)
Financial Services
Match Group, Inc.	680,930	25,766,391	(36.5)
Food Products
Bath & Body Works, Inc.	355,245	11,339,420	(16.1)
Hotels, Restaurants & Leisure
Caterpillar, Inc.	5,744	2,246,593	(3.2)
Edison International	213,159	18,564,018	(26.3)
		20,810,611
Household Durables
Masco Corp.	282,058	23,675,949	(33.5)
Insurance
Norfolk Southern Corp.	49,127	12,208,060	(17.3)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Life Sciences Tools & Services
Mohawk Industries, Inc.	20,056	$3,222,598	(4.6)%
Media
Ally Financial, Inc.	80,156	2,852,752	(4.0)
Metals & Mining
Archer-Daniels-Midland., Co.	182,983	10,931,404	(15.5)
Block, Inc., Class A	367,838	24,692,965	(34.9)
		35,624,369
Oil, Gas & Consumable Fuels
American Water Works Co., Inc.	18,856	2,757,501	(3.9)
Pharmaceuticals
RTX Corp.	56,888	6,892,550	(9.8)
Residential REITs
Murphy USA, Inc.	738	363,738	(0.5)
VeriSign, Inc.	134,018	25,458,059	(36.1)
		25,821,797
Semiconductors & Semiconductor Equipment
Vulcan Materials Co.	77,371	19,376,020	(27.4)
Specialty Retail
News Corp., Class A	243,472	6,483,659	(9.2)
QUALCOMM, Inc.	149,878	25,486,754	(36.1)
Skyworks Solutions, Inc.	55,675	5,499,020	(7.8)
		37,469,433
Water Utilities
Foot Locker, Inc.	219,713	5,677,384	(8.0)
Total Reference Entity — Long		415,370,966
Reference Entity — Short
Common Stocks
Broadline Retail
FMC Corp.	(7,237)	(477,208)	0.7
Building Products
Amcor PLC	(1,345,444)	(15,243,880)	21.6
Chemicals
EQT Corp.	(523,410)	(19,177,742)	27.1
Construction Materials
Public Storage, REIT	(3,243)	(1,180,030)	1.7
Consumer Finance
Marsh & McLennan Cos., Inc.	(105,670)	(23,573,920)	33.4
Electric Utilities
Advance Auto Parts, Inc.	(614,413)	(23,955,963)	33.9
Energy Equipment & Services
Arthur J Gallagher & Co.	(20,309)	(5,714,343)	8.1
Financial Services
Medtronic PLC	(266,242)	(23,969,767)	33.9
Food Products
Analog Devices, Inc.	(65,917)	(15,172,116)	21.5
Ground Transportation
Ford Motor Co.	(2,046,692)	(21,613,068)	30.6
Walmart, Inc.	(87,838)	(7,092,918)	10.0
		(28,705,986)
Security	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Smurfit WestRock PLC	(146,718)	$(7,250,804)	10.3%
Health Care Providers & Services
Prologis, Inc., REIT	(194,428)	(24,552,368)	34.8
Hotels, Restaurants & Leisure
Viatris, Inc.	(1,797,915)	(20,873,793)	29.5
Industrial REITs
Fortune Brands Innovations, Inc.	(66,840)	(5,984,185)	8.5
Insurance
Air Products and Chemicals, Inc.	(81,934)	(24,395,029)	34.6
Macy’s, Inc.	(1,693,383)	(26,569,179)	37.6
		(50,964,208)
Interactive Media & Services
Carrier Global Corp.	(185,381)	(14,921,317)	21.1
IT Services
ONEOK, Inc.	(271,230)	(24,717,190)	35.0
Multi-Utilities
Cleveland-Cliffs, Inc.	(1,984,465)	(25,341,618)	35.9
HEICO Corp.	(96,466)	(25,223,930)	35.7
		(50,565,548)
Oil, Gas & Consumable Fuels
eBay, Inc.	(395,009)	(25,719,036)	36.4
Teck Resources Ltd., Class B	(257,249)	(13,438,688)	19.0
		(39,157,724)
Retail REITs
Sherwin-Williams Co.	(8,928)	(3,407,550)	4.8
Semiconductors & Semiconductor Equipment
Aflac, Inc.	(66,542)	(7,439,396)	10.5
Brown & Brown, Inc.	(238,284)	(24,686,222)	35.0
Caesars Entertainment, Inc.	(464,235)	(19,377,169)	27.4
		(51,502,787)
Specialized REITs
Starbucks Corp.	(65,904)	(6,424,981)	9.1
Specialty Retail
HCA Healthcare, Inc.	(11,657)	(4,737,755)	6.7
Marvell Technology, Inc.	(329,620)	(23,772,194)	33.7
		(28,509,949)
Total Reference Entity — Short		(486,003,359)
Net Value of Reference Entity — BNP Paribas SA		$(70,632,393)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 2/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Ralph Lauren Corp., Class A	130,797	$25,357,614	85.9%
Energy Equipment & Services
Newmont Corp.	257,751	13,776,791	46.7
Entertainment
NRG Energy, Inc.	283,359	25,814,005	87.5
Metals & Mining
Essex Property Trust, Inc., REIT	67,123	19,829,477	67.2
Residential REITs
Walt Disney Co.	37,537	3,610,684	12.2
Total Reference Entity — Long		88,388,571
Reference Entity — Short
Common Stocks
Electric Utilities
Amgen, Inc.	(66,210)	(21,333,524)	(72.3)
Health Care Equipment & Supplies
Aptiv PLC	(347,823)	(25,046,734)	(84.9)
Textiles, Apparel & Luxury Goods
Transocean Ltd.	(2,940,362)	(12,496,539)	(42.3)
Total Reference Entity — Short		(58,876,797)
Net Value of Reference Entity — Citibank N.A.		$29,511,774
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 2/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Tenet Healthcare Corp., Class A	188,835	$31,384,377	123.3%
Insurance
Oracle Corp.	117,538	20,028,475	78.7
Software
Darden Restaurants, Inc.	89,267	14,651,393	57.5
Total Reference Entity — Long		66,064,245
Reference Entity — Short
Common Stocks
Automobiles
Prudential Financial, Inc.	(30,962)	(3,749,498)	(14.7)
Security	Shares	Value	% of Basket Value
Health Care Providers & Services
Tesla, Inc.	(124,579)	$(32,593,604)	(128.0)%
Hotels, Restaurants & Leisure
Caterpillar, Inc.	(10,900)	(4,263,208)	(16.8)
Total Reference Entity — Short		(40,606,310)
Net Value of Reference Entity — Citibank N.A.		$25,457,935
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 8/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Entertainment
Elastic NV	334,833	$25,701,781	173.5%
Specialized REITs
Royal Caribbean Cruises Ltd.	138,262	24,522,148	165.5
Total Reference Entity — Long		50,223,929
Reference Entity — Short
Common Stocks
Software
Albemarle Corp.	(95,655)	(9,059,485)	(61.1)
VF Corp.	(1,320,799)	(26,349,940)	(177.9)
Total Reference Entity — Short		(35,409,425)
Net Value of Reference Entity — Goldman Sachs Bank USA		$14,814,504
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 8/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Packaging Corp. of America	143,667	$30,945,872	65.0%
Containers & Packaging
Kroger Co.	566,972	32,487,495	68.2
Independent Power and Renewable Electricity Producers
General Electric Co.	166,170	31,336,339	65.8
Total Reference Entity — Long		94,769,706
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Broadline Retail
NextEra Energy, Inc.	(365,301)	$(30,878,894)	(64.8)%
Consumer Staples Distribution & Retail
Kohl’s Corp.	(770,810)	(16,264,091)	(34.2)
Total Reference Entity — Short		(47,142,985)
Net Value of Reference Entity — Goldman Sachs Bank USA		$47,626,721
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 2/9/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Best Buy Co., Inc.	207,781	$21,463,777	31.7%
Chemicals
Motorola Solutions, Inc.	69,160	31,096,411	45.8
Omnicom Group, Inc.	296,389	30,643,659	45.2
		61,740,070
Communications Equipment
Targa Resources Corp.	100,881	14,931,397	22.0
Consumer Staples Distribution & Retail
Sealed Air Corp.	422,429	15,334,173	22.6
Tyson Foods, Inc., Class A	315,274	18,777,719	27.7
		34,111,892
Electric Utilities
Pfizer, Inc.	1,009,207	29,206,451	43.1
Ground Transportation
Walmart, Inc.	366,436	29,589,707	43.6
Health Care Equipment & Supplies
American International Group, Inc.	124,969	9,151,480	13.5
Hotels, Restaurants & Leisure
BorgWarner, Inc.	869,721	31,562,175	46.5
Insurance
Allstate Corp.	138,179	26,205,647	38.6
Media
Target Corp.	83,569	13,025,064	19.2
Oil, Gas & Consumable Fuels
United Airlines Holdings, Inc.	529,222	30,197,407	44.5
Pharmaceuticals
Occidental Petroleum Corp.	337,569	17,398,306	25.7
Specialty Retail
General Mills, Inc.	396,139	29,254,865	43.1
Total Reference Entity — Long		347,838,238
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Automobiles
Prudential Financial, Inc.	(68,711)	$(8,320,902)	(12.3)%
Chemicals
PG&E Corp.	(1,496,595)	(29,587,683)	(43.6)
Consumer Finance
Marsh & McLennan Cos., Inc.	(23,986)	(5,351,037)	(7.9)
Containers & Packaging
Canadian Natural Resources Ltd.	(89,902)	(2,985,645)	(4.4)
Food Products
Freeport-McMoRan, Inc.	(266,968)	(13,327,043)	(19.6)
Simon Property Group, Inc., REIT	(178,078)	(30,098,743)	(44.4)
(43,425,786)
Health Care REITs
Dow, Inc.	(508,015)	(27,752,859)	(40.9)
Insurance
AES Corp.	(627,396)	(12,585,564)	(18.5)
Home Depot, Inc.	(42,164)	(17,084,853)	(25.2)
(29,670,417)
Metals & Mining
Eastman Chemical Co.	(167,522)	(18,754,088)	(27.7)
Oil, Gas & Consumable Fuels
Avis Budget Group, Inc.	(86,348)	(7,563,222)	(11.2)
Boyd Gaming Corp.	(363,748)	(23,516,308)	(34.7)
Capital One Financial Corp.	(88,489)	(13,249,458)	(19.5)
(44,328,988)
Passenger Airlines
Kinder Morgan, Inc.	(538,638)	(11,898,513)	(17.5)
Retail REITs
Sherwin-Williams Co.	(76,318)	(29,128,291)	(42.9)
Specialty Retail
Baxter International, Inc.	(758,605)	(28,804,232)	(42.5)
Total Reference Entity — Short		(280,008,441)
Net Value of Reference Entity — HSBC Bank PLC		$67,829,797

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 2/9/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Illumina, Inc.	13,332	$1,738,626	(3.3)%
Sysco Corp.	273,044	21,313,815	(40.8)
		23,052,441
Building Products
Willis Towers Watson PLC	71,391	21,026,791	(40.2)
Consumer Staples Distribution & Retail
Huntington Ingalls Industries, Inc.	1,560	412,433	(0.8)
Sun Communities, Inc., REIT	178,664	24,146,440	(46.2)
Tyson Foods, Inc., Class A	2,908	173,200	(0.3)
		24,732,073
Distributors
Textron, Inc.	17,652	1,563,614	(3.0)
Diversified REITs
Dollar General Corp.	34,167	2,889,503	(5.5)
Electric Utilities
Tenet Healthcare Corp., Class A	153,836	25,567,543	(48.9)
Food Products
WP Carey, Inc., REIT	406,494	25,324,576	(48.5)
Hotels, Restaurants & Leisure
Northrop Grumman Corp.	13,918	7,349,678	(14.1)
Workday, Inc., Class A	1,073	262,252	(0.5)
		7,611,930
Household Durables
Exelon Corp.	620,546	25,163,140	(48.2)
Insurance
Allstate Corp.	133,001	25,223,640	(48.3)
Life Sciences Tools & Services
MGM Resorts International	265,266	10,369,248	(19.9)
Machinery
Conagra Brands, Inc.	415,702	13,518,629	(25.9)
Retail REITs
Penn Entertainment, Inc.	40,488	763,604	(1.5)
Semiconductors & Semiconductor Equipment
Charter Communications, Inc., Class A	4,246	1,376,044	(2.6)
Total Reference Entity — Long		208,182,776
Reference Entity — Short
Common Stocks
Aerospace & Defense
LKQ Corp.	(463,103)	(18,487,072)	35.4
Beverages
Norwegian Cruise Line Holdings Ltd.	(753,352)	(15,451,250)	29.6
Security	Shares	Value	% of Basket Value
Building Products
Amcor PLC	(555,728)	$(6,296,398)	12.1%
Capital Markets
Molina Healthcare, Inc.	(67,397)	(23,222,310)	44.5
Zoominfo Technologies, Inc., Class A	(421,338)	(4,348,208)	8.3
		(27,570,518)
Chemicals
Delta Air Lines, Inc.	(498,876)	(25,337,912)	48.5
Intel Corp.	(583,265)	(13,683,397)	26.2
		(39,021,309)
Construction & Engineering
Take-Two Interactive Software, Inc.	(58,068)	(8,925,632)	17.1
Consumer Staples Distribution & Retail
S&P Global, Inc.	(48,809)	(25,215,706)	48.3
Containers & Packaging
FactSet Research Systems, Inc.	(18,280)	(8,406,058)	16.1
Electrical Equipment
Realty Income Corp., REIT	(8,888)	(563,677)	1.1
Financial Services
Deere & Co.	(11,692)	(4,879,422)	9.3
U.S. Foods Holding Corp.	(58,406)	(3,591,969)	6.9
		(8,471,391)
Food Products
Boston Scientific Corp.	(2,589)	(216,958)	0.4
Health Care Equipment & Supplies
Crown Holdings, Inc.	(2,185)	(209,498)	0.4
Health Care Providers & Services
Quanta Services, Inc.	(10,252)	(3,056,634)	5.8
Hotels, Restaurants & Leisure
International Flavors & Fragrances, Inc.	(77,185)	(8,099,022)	15.5
Household Durables
Fiserv, Inc.	(7,626)	(1,370,011)	2.6
Insurance
Keurig Dr Pepper, Inc.	(553,249)	(20,735,772)	39.7
Interactive Media & Services
FTAI Aviation Ltd.	(87,842)	(11,674,202)	22.3
Media
VICI Properties, Inc., REIT	(4,260)	(141,901)	0.3
Metals & Mining
SM Energy Co.	(4,777)	(190,937)	0.4
Oil, Gas & Consumable Fuels
Lamb Weston Holdings, Inc.	(373,397)	(24,173,722)	46.3
Regal Rexnord Corp.	(1,379)	(228,748)	0.4
		(24,402,470)
Residential REITs
Southern Copper Corp.	(217,754)	(25,187,605)	48.2
Semiconductors & Semiconductor Equipment
Hologic, Inc.	(962)	(78,365)	0.1
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Software
Mondelez International, Inc., Class A	(22,841)	$(1,682,696)	3.2%
Specialized REITs
PayPal Holdings, Inc.	(27,776)	(2,167,361)	4.1
Technology Hardware, Storage & Peripherals
Allegion PLC	(4,126)	(601,323)	1.2
Trading Companies & Distributors
Dell Technologies, Inc., Class C	(18,594)	(2,204,133)	4.2
Total Reference Entity — Short		(260,427,899)
Net Value of Reference Entity — HSBC Bank PLC		$(52,245,123)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/3/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Wynn Resorts Ltd.	264,782	$25,387,298	11.7%
Capital Markets
Lear Corp.	232,783	25,408,264	11.7
Electronic Equipment, Instruments & Components
Netflix, Inc.	35,973	25,514,570	11.7
Entertainment
Steel Dynamics, Inc.	44,011	5,548,907	2.5
Health Care Equipment & Supplies
American International Group, Inc.	167,011	12,230,216	5.6
Independent Power and Renewable Electricity Producers
General Electric Co.	136,293	25,702,134	11.8
Media
Becton Dickinson & Co.	16,831	4,057,954	1.9
Target Corp.	163,721	25,517,555	11.7
		29,575,509
Metals & Mining
Micron Technology, Inc.	208,265	21,599,163	9.9
Oil, Gas & Consumable Fuels
Interpublic Group of Cos Inc.	690,851	21,851,617	10.0
Semiconductors & Semiconductor Equipment
Devon Energy Corp.	287,605	11,251,108	5.2
Security	Shares	Value	% of Basket Value
Trading Companies & Distributors
Royalty Pharma PLC, Class A	879,646	$24,885,185	11.4%
Total Reference Entity — Long		228,953,971
Reference Entity — Short
Common Stocks
Containers & Packaging
Canadian Natural Resources Ltd.	(61,548)	(2,044,009)	(0.9)
Hotels, Restaurants & Leisure
Trimble, Inc.	(84,970)	(5,275,787)	(2.4)
Pharmaceuticals
Intercontinental Exchange, Inc.	(23,654)	(3,799,779)	(1.8)
Total Reference Entity — Short		(11,119,575)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$217,834,396
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/3/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Halliburton Co.	1,043,942	$30,326,515	92.9%
Broadline Retail
Carnival Corp.	1,569,151	28,997,910	88.9
Chemicals
Delta Air Lines, Inc.	601,133	30,531,545	93.5
Electronic Equipment, Instruments & Components
Corteva, Inc.	164,467	9,669,015	29.6
Ground Transportation
Ford Motor Co.	1,864,467	19,688,772	60.3
Household Durables
Exelon Corp.	215,116	8,722,954	26.7
Total Reference Entity — Long		127,936,711
Reference Entity — Short
Common Stocks
Containers & Packaging
United Rentals, Inc.	(5,348)	(4,330,436)	(13.3)
Electric Utilities
Nordstrom, Inc.	(278,578)	(6,265,219)	(19.2)
Hotels, Restaurants & Leisure
International Paper Co.	(619,543)	(30,264,676)	(92.7)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Avis Budget Group, Inc.	(268,192)	$(23,490,937)	(71.9)%
Passenger Airlines
Whirlpool Corp.	(154,612)	(16,543,484)	(50.7)
Textiles, Apparel & Luxury Goods
Transocean Ltd.	(3,387,116)	(14,395,243)	(44.1)
Total Reference Entity — Short		(95,289,995)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$32,646,716
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 12/8/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Food Products
Universal Health Services, Inc., Class B	87,892	$20,128,147	23.7%
Health Care Providers & Services
Toll Brothers, Inc.	115,849	17,897,512	21.1
Household Durables
ConocoPhillips	284,674	29,970,479	35.4
Oil, Gas & Consumable Fuels
Ball Corp.	350,384	23,794,577	28.1
Pharmaceuticals
RTX Corp.	247,362	29,970,380	35.3
Semiconductors & Semiconductor Equipment
Devon Energy Corp.	771,010	30,161,911	35.6
Total Reference Entity — Long		151,923,006
Reference Entity — Short
Common Stocks
Aerospace & Defense
Kraft Heinz Co.	(841,934)	(29,560,302)	(34.9)
Electric Utilities
McKesson Corp.	(11,569)	(5,719,945)	(6.7)
Multi-Utilities
Cisco Systems, Inc.	(598,436)	(31,848,764)	(37.6)
Total Reference Entity — Short		(67,129,011)
Net Value of Reference Entity — SG Americas Securities LLC		$84,793,995
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 12/8/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Air Freight & Logistics
Bristol-Myers Squibb Co.	50,577	$2,616,854	7.5%
Consumer Staples Distribution & Retail
Eagle Materials, Inc.	34,203	9,838,493	28.1
Distributors
Dollar Tree, Inc.	240,172	16,888,895	48.3
Food Products
Freeport-McMoRan, Inc.	336,318	16,788,995	48.0
Health Care Providers & Services
Genuine Parts Co.	131,269	18,335,654	52.4
Reinsurance Group of America, Inc.	115,645	25,195,576	72.0
		43,531,230
Health Care REITs
Qorvo, Inc.	200,575	20,719,397	59.2
Multi-Utilities
Entegris, Inc.	60,427	6,799,850	19.4
Semiconductors & Semiconductor Equipment
Vail Resorts, Inc.	136,404	23,773,853	68.0
Total Reference Entity — Long		140,957,567
Reference Entity — Short
Common Stocks
Building Products
Iron Mountain, Inc., REIT	(3,892)	(462,486)	(1.3)
Capital Markets
Cummins, Inc.	(45,091)	(14,600,015)	(41.7)
Construction Materials
Bio-Rad Laboratories, Inc., Class A	(76,785)	(25,690,725)	(73.4)
Containers & Packaging
Welltower, Inc., REIT	(117,092)	(14,991,289)	(42.9)
Hotels, Restaurants & Leisure
Centene Corp.	(299,481)	(22,544,930)	(64.4)
Insurance
Public Service Enterprise Group, Inc.	(33,180)	(2,959,988)	(8.5)
Semiconductors & Semiconductor Equipment
Humana, Inc.	(78,052)	(24,722,190)	(70.7)
Total Reference Entity — Short		(105,971,623)
Net Value of Reference Entity — SG Americas Securities LLC		$34,985,944
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 99,482,457	$ —	$ 99,482,457
Common Stocks	775,793,959	—	—	775,793,959
Corporate Bonds	—	4,016,141,561	—	4,016,141,561
Non-Agency Mortgage-Backed Securities	—	1,670,203,934	—	1,670,203,934
U.S. Government Sponsored Agency Securities	—	799,232,282	—	799,232,282
U.S. Treasury Obligations	—	34,714,242	—	34,714,242
Short-Term Securities
Money Market Funds	123,766,244	—	—	123,766,244
Non-Agency Mortgage-Backed Securities	—	24,404,542	—	24,404,542
U.S. Treasury Obligations	—	48,025,234	—	48,025,234
Liabilities
Investments
TBA Sale Commitments	—	(22,458,538)	—	(22,458,538)
	$899,560,203	$6,669,745,714	$—	$7,569,305,917
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 370,665	$ —	$ 370,665
Equity Contracts	—	36,019,916	—	36,019,916
Foreign Currency Exchange Contracts	—	18,958,584	—	18,958,584
Interest Rate Contracts	6,388,879	16,766,106	—	23,154,985
Other Contracts	—	57,500	—	57,500
Liabilities
Credit Contracts	—	(9,026)	—	(9,026)
Equity Contracts	—	(29,641,040)	—	(29,641,040)
Foreign Currency Exchange Contracts	—	(13,957,110)	—	(13,957,110)
Interest Rate Contracts	(3,447,681)	(12,624,261)	—	(16,071,942)
Other Contracts	—	(497,963)	—	(497,963)
	$2,941,198	$15,443,371	$—	$18,384,569

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Systematic Multi-Strategy Fund

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BUBOR	Budapest Interbank Offered Rate
CDC	Certificate of Deposit Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
Portfolio Abbreviation (continued)
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
WIBOR	Warsaw Interbank Offered Rate
Schedule of Investments